UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4906

Dreyfus State Municipal Bond Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	10/31/09

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

SEMIANNUAL REPORT October 31, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

21	Statement of Assets and Liabilities

22	Statement of Operations

23	Statement of Changes in Net Assets

26	Financial Highlights

31	Notes to Financial Statements

40	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund, covering the six-month period from May 1, 2009, through October 31, 2009.

Reports of positive U.S. economic growth over the third quarter of 2009 may have signaled the end of the deep recession that technically began in December 2007. Signs that the economy finally has turned a corner include inventory rebuilding among manufacturers and improvements in home sales and prices, while massive government stimulus and favorable supply-and-demand influences have all supported the municipal bond rally in 2009.As expected, funds with the longest average durations and lower-quality portfolios have led the rebound, while AAA-rated and shorter-duration funds have rallied to a lesser extent.

As the financial markets currently appear poised to enter into a new phase, and as government intervention appears to be winding down (at least for the moment), the best strategy for your portfolio depends not only on your view of the economy’s direction,but on your current financial needs,future goals and attitudes toward risk.Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against the taxation and investment risks that may accompany policy changes and unexpected market developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Sincerely,

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation November 16, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2009, through October 31, 2009, as provided by James Welch, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2009, the Class A, Class B, Class C, Class I and Class Z shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 5.85%, 5.52%, 5.45%, 6.08% and 5.94%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark Index, which is composed of bonds issued nationally and not solely within Connecticut, achieved a total return of 4.99% for the same period.2

Municipal bonds rallied strongly over the reporting period amid expectations of an economic recovery and stable credit markets. The fund’s returns were higher than its Index, primarily due to strong performance by the fund’s core, seasoned holdings of municipal bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Connecticut state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Connecticut state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Rebounded Sharply

In the wake of severe market declines stemming from a global financial crisis and recession, the municipal bond market staged an impressive rebound over the reporting period. The rally was fueled by changing investor sentiment, which began to improve in March 2009 as government and monetary authorities’ aggressive remedial measures—including historically low interest rates, injections of liquidity into the banking system, the rescues of major corporations and a massive economic stimulus program—seemed to gain traction. Additional evidence of economic stabilization later appeared, supporting a sustained rally through the reporting period’s end. Although most municipal bonds participated in the rally, gains were particularly strong among lower-quality issues that had been punished in the downturn.

Seasoned Holdings Supported Fund Returns

The fund’s core holdings of seasoned bonds produced competitive levels of income that bolstered the fund’s total return. Moreover, we strived to maintain a high level of credit quality.When making new purchases, we emphasized higher-rated bonds with maturities in the 15- to 20-year range, which offered most of the yield of longer-term securities but with less volatility. We generally favored bonds backed by dedicated revenue streams, including those from essential municipal services such as sewer and water facilities.

Connecticut has continued to struggle with fiscal pressures due to tax revenue shortfalls and greater demand for services in the recession. Most states have encountered similar problems, but Connecticut’s economy relies heavily on the financial services and insurance industries, which were impaired by the financial crisis and recession.

Supply-and-Demand Factors Appear Favorable

We have maintained a generally conservative investment posture.With short-term interest rates expected to remain low for some time, credit conditions may be the dominant influence on market sentiment over the foreseeable future.

Despite the lingering impacts of the recession on municipalities, technical factors have supported the market. The supply of newly issued municipal bonds has fallen significantly to date in 2009 compared to one year ago as the Build America Bonds program, part of the economic stimulus package, has diverted a substantial portion of new issuance to the taxable bond market. At the same time, demand for municipal bonds has intensified from investors concerned about the likelihood of higher income taxes.We expect this favorable supply-and-demand dynamic to persist into 2010.

November 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Class Z and Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2009
	Class A	Class B	Class C	Class I	Class Z

Expenses paid per $1,000†	$ 4.67	$ 7.77	$ 8.60	$ 3.74	$ 3.22
Ending value (after expenses)	$1,058.50	$1,055.20	$1,054.50	$1,060.80	$1,059.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2009
	Class A	Class B	Class C	Class I	Class Z

Expenses paid per $1,000†	$ 4.58	$ 7.63	$ 8.44	$ 3.67	$ 3.16
Ending value (after expenses)	$1,020.67	$1,017.64	$1,016.84	$1,021.58	$1,022.08

† Expenses are equal to the fund’s annualized expense ratio of .90% for Class A, 1.50% for Class B, 1.66% for Class C, .72% for Class I and .62% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.2%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut—73.9%
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/13	5,530,000	5,739,587
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/16	4,470,000	4,568,474
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/17	2,275,000	2,314,403
Connecticut,
GO	5.25	12/15/10	2,550,000	2,687,266
Connecticut,
GO	5.00	12/15/22	4,855,000	5,322,731
Connecticut,
GO	5.00	4/15/24	2,500,000	2,753,050
Connecticut,
GO	5.00	11/1/27	2,000,000	2,187,120
Connecticut,
GO	5.00	11/1/28	3,000,000	3,268,740
Connecticut,
GO (Insured; FSA)	5.00	10/15/21	3,500,000	3,827,600
Connecticut,
GO (Prerefunded)	5.13	11/15/11	1,500,000 [a]	1,632,705
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	7.13	6/1/10	1,225,000	1,272,640
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	3,395,000	3,899,667
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/12	4,180,000	4,710,944

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.38	7/1/20	2,000,000	2,173,460
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000	2,441,174
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc.,
Congregational Avery
Heights Project)	5.70	4/1/12	1,265,000	1,266,101
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc.,
Congregational Avery
Heights Project)	5.80	4/1/21	3,000,000	2,841,600
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist
Home, Inc. Project)	5.38	12/1/11	1,765,000	1,813,290
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist
Home, Inc. Project)	5.38	12/1/18	2,300,000	2,295,791
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist
Home, Inc. Project)	5.75	12/1/23	1,000,000	970,850
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.85	9/1/28	6,200,000	6,218,724
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	4,445,000	4,483,983
Connecticut Development Authority,
PCR (The United Illuminating
Company Project)	5.75	2/1/12	1,250,000	1,315,500

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Development Authority,
Revenue (Duncaster Project)
(Insured; Radian)	5.50	8/1/11	1,645,000	1,689,431
Connecticut Development Authority,
Solid Waste Disposal
Facility Revenue (PSEG
Power LLC Project)	5.75	11/1/37	7,000,000	7,000,000
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut
Project) (Insured; XLCA)	5.10	9/1/37	6,250,000	5,417,250
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic
Company Project)	6.15	4/1/35	1,000,000	1,001,140
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Company
Project) (Insured; AMBAC)	6.15	4/1/35	2,750,000	2,753,135
Connecticut Health and Educational
Facilities Authority, Revenue
(Danbury Hospital Issue)
(Insured; AMBAC)	5.75	7/1/29	3,000,000	2,958,060
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut
Health Network Issue)
(Insured; Radian)	5.13	7/1/30	500,000	433,095
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/25	1,340,000	1,407,201
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000	1,481,813
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000	4,067,280

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; FSA)	5.25	3/1/32	10,880,000	12,786,611
Connecticut Health and Educational
Facilities Authority, Revenue
(Griffin Hospital Issue)
(Insured; Radian)	5.00	7/1/23	1,280,000	1,115,072
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (Insured; Radian)	5.25	7/1/32	3,500,000	2,988,160
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000	2,012,208
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Prerefunded)	5.25	7/1/11	3,000,000 [a]	3,253,410
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Prerefunded)	5.50	7/1/11	2,150,000 [a]	2,340,511
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/33	5,000,000	5,406,900
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/37	2,000,000	2,039,340
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue)
(Insured; Assured Guaranty)	5.00	7/1/33	5,000,000	5,148,550
Connecticut Health and Educational
Facilities Authority, Revenue
(The William W. Backus
Hospital Issue) (Insured; FSA)	5.25	7/1/23	2,000,000	2,100,700

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,000,000	1,012,380
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000	1,257,576
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.50	7/1/22	1,750,000	1,753,412
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,000,000	3,938,080
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	5,070,000	4,517,522
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	5,400,000	5,406,102
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/42	5,000,000	5,215,500
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	2,500,000	2,476,975
Connecticut Higher Education
Supplemental Loan
Authority, Revenue (Family
Education Loan Program)
(Insured; AMBAC)	5.63	11/15/11	330,000	337,494
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.50	11/15/20	1,740,000	1,662,413

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.80	11/15/22	3,405,000	3,257,802
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	4.45	5/15/14	1,000,000	1,014,070
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/21	3,190,000	3,251,503
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.05	11/15/21	4,925,000	4,982,967
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.10	11/15/27	5,000,000	5,122,450
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.45	11/15/29	5,805,000	5,817,423
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/35	2,475,000	2,317,689
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.15	11/15/36	5,000,000	5,001,650
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.15	5/15/38	5,790,000	5,797,411
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	6.00	11/15/38	5,900,000	6,324,800
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Insured; AMBAC)	5.10	11/15/33	2,500,000	2,469,225
Connecticut Resources Recovery
Authority, Mid-Connecticut
System Subordinated
Revenue (Prerefunded)	5.50	11/15/10	1,000,000 [a]	1,051,340

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Resources
Recovery Authority, RRR
(American Ref-Fuel
Company of Southeastern
Connecticut Project)	5.50	11/15/15	1,000,000	962,610
Connecticut Resources
Recovery Authority, RRR
(American Ref-Fuel
Company of Southeastern
Connecticut Project)	5.50	11/15/15	3,250,000	3,128,482
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/14	3,870,000	3,873,406
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000	6,977,880
Fairfield, GO	5.50	4/1/11	2,030,000	2,170,517
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; FSA)	5.00	11/15/37	1,800,000	1,824,804
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/30	5,000,000	5,080,600
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/35	2,000,000	2,009,260
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.25	9/1/17	4,115,000	4,198,946
Hamden, GO (Insured; National
Public Finance Guarantee Corp.)	5.25	8/15/14	5,000	5,782
Hartford,
Parking System Revenue
(Prerefunded)	6.40	7/1/10	1,000,000 [a]	1,040,030

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Hartford,
Parking System Revenue
(Prerefunded)	6.50	7/1/10	1,500,000 [a]	1,561,050
Meriden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/16	2,090,000	2,408,934
New Britain,
GO (Insured; Assured Guaranty)	5.00	4/1/24	4,500,000	5,060,430
New Haven,
GO (Insured; Assured Guaranty)	5.00	3/1/29	1,000,000	1,034,630
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000	2,098,360
Sprague,
EIR (International Paper
Company Project)	5.70	10/1/21	1,350,000	1,318,032
Stamford,
GO	6.60	1/15/10	2,750,000	2,785,640
University of Connecticut,
GO	5.00	2/15/25	1,000,000	1,095,940
University of Connecticut,
GO	5.00	2/15/27	1,000,000	1,087,020
University of Connecticut,
GO	5.00	2/15/28	1,000,000	1,081,350
University of Connecticut,
GO (Insured; FGIC)
(Prerefunded)	5.75	3/1/10	1,850,000 [a]	1,902,503
University of Connecticut,
GO (Insured; FGIC) (Prerefunded)	5.75	3/1/10	1,770,000 [a]	1,820,233
University of Connecticut,
GO (Insured; FGIC)
(Prerefunded)	5.75	3/1/10	2,500,000 [a]	2,570,950
University of Connecticut,
GO (Insured; FSA)	5.00	2/15/24	1,225,000	1,303,437
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)
(Prerefunded)	5.75	11/15/10	2,500,000 [a]	2,664,875

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)
(Prerefunded)	6.00	11/15/10	2,425,000 [a]	2,591,234
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)
(Prerefunded)	6.00	11/15/10	2,000,000 [a]	2,137,100
U.S. Related—24.3%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000	2,559,630
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000 [b]	432,000
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.75	7/1/10	1,500,000 [a]	1,552,815
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.75	7/1/10	1,300,000 [a]	1,345,773
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.75	7/1/10	4,000,000 [a]	4,140,840
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.00	7/1/10	5,000,000 [a]	5,184,400
Government of Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	1,009,520
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/12	795,000	871,638
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.45	5/15/16	1,445,000	1,675,232

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds (Prerefunded)	5.00	5/15/11	55,000 [a]	58,397
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	750,000	727,965
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	6,000,000	6,179,100
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/25	1,500,000	1,480,980
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	2,000,000	2,052,780
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/16	3,270,000	3,480,588
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FSA)	5.25	7/1/12	2,600,000	2,772,666
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/13	8,000,000	8,543,200
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	4,925,000	5,178,145
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.65	7/1/15	3,000,000	3,217,230
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/15	2,000,000	2,179,820

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA) (Prerefunded)	5.25	7/1/10	8,000,000 [a]	8,334,720
Puerto Rico Highways and
Transportation Authority,
Highway Revenue
(Prerefunded)	5.50	7/1/16	5,000,000 [a]	5,944,750
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	4,590,000	4,901,661
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/33	7,750,000	7,464,877
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	5,500,000 [b]	873,510
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,450,000	3,623,708
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts
Taxes Loan Note	5.63	10/1/10	150,000	154,383
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts
Taxes Loan Note	6.38	10/1/19	5,000,000	5,114,100
Total Long-Term
Municipal Investments
(cost $360,717,050)				368,239,514

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.1%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut;
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)
(Liquidity Facility; Bank of
America) (cost $200,000)	0.20	11/1/09	200,000 [c]	200,000

Total Investments (cost $360,917,050)			98.3%	368,439,514
Cash and Receivables (Net)			1.7%	6,223,326
Net Assets			100.0%	374,662,840

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note—rate shown is the interest rate in effect at October 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	48.9
AA		Aa		AA	8.7
A		A		A	12.3
BBB		Baa		BBB	21.1
BB		Ba		BB	2.0
F1		MIG1/P1		SP1/A1	.1
Not Rated[d]		Not Rated[d]		Not Rated[d]	6.9
					100.0

†	Based on total investments.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2009 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			360,917,050		368,439,514
Cash					1,565,974
Interest receivable					6,133,568
Receivable for shares of Beneficial Interest subscribed					162,549
Prepaid expenses					21,744
					376,323,349
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					284,234
Payable for shares of Beneficial Interest redeemed					1,330,383
Accrued expenses					45,892
					1,660,509
Net Assets ($)					374,662,840
Composition of Net Assets ($):
Paid-in capital					370,528,693
Accumulated undistributed investment income—net					31,659
Accumulated net realized gain (loss) on investments					(3,419,976)
Accumulated net unrealized appreciation
(depreciation) on investments					7,522,464
Net Assets ($)					374,662,840

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class Z

Net Assets ($)	245,914,569	1,818,232	17,151,815	11,427	109,766,797
Shares Outstanding	21,250,652	157,226	1,484,588	987	9,487,691
Net Asset Value
Per Share ($)	11.57	11.56	11.55	11.58	11.57

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS Six Months Ended October 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	9,418,808
Expenses:
Management fee—Note 3(a)	1,027,283
Shareholder servicing costs—Note 3(c)	455,962
Distribution fees—Note 3(b)	66,195
Registration fees	22,842
Custodian fees—Note 3(c)	22,252
Professional fees	20,939
Prospectus and shareholders’ reports	8,959
Trustees’ fees and expenses—Note 3(d)	6,778
Loan commitment fees—Note 2	1,643
Interest expense—Note 2	251
Miscellaneous	22,079
Total Expenses	1,655,183
Less—reduction in fees due to earnings credits—Note 1(b)	(5,381)
Net Expenses	1,649,802
Investment Income—Net	7,769,006
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	14,324
Net unrealized appreciation (depreciation) on investments	13,350,804
Net Realized and Unrealized Gain (Loss) on Investments	13,365,128
Net Increase in Net Assets Resulting from Operations	21,134,134

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009[a]

Operations ($):
Investment income—net	7,769,006	15,661,569
Net realized gain (loss) on investments	14,324	(2,135,699)
Net unrealized appreciation
(depreciation) on investments	13,350,804	(11,718,670)
Net Increase (Decrease) in Net Assets
Resulting from Operations	21,134,134	1,807,200
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(5,038,131)	(10,085,483)
Class B Shares	(38,124)	(171,436)
Class C Shares	(272,086)	(486,466)
Class I Shares	(249)	(188)
Class Z Shares	(2,388,757)	(4,871,651)
Total Dividends	(7,737,347)	(15,615,224)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	9,926,021	24,296,028
Class B Shares	1,362	100,216
Class C Shares	2,415,556	5,146,558
Class I Shares	—	10,000
Class Z Shares	3,160,778	5,709,725
Dividends reinvested:
Class A Shares	3,409,729	6,566,551
Class B Shares	28,483	116,344
Class C Shares	219,941	361,283
Class Z Shares	1,759,121	3,508,351

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009[a]

Beneficial Interest Transactions ($) (continued):
Cost of shares redeemed:
Class A Shares	(14,350,828)	(31,975,790)
Class B Shares	(1,112,233)	(4,672,055)
Class C Shares	(1,093,102)	(2,649,986)
Class Z Shares	(7,579,326)	(15,153,404)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,214,498)	(8,636,179)
Total Increase (Decrease) in Net Assets	10,182,289	(22,444,203)
Net Assets ($):
Beginning of Period	364,480,551	386,924,754
End of Period	374,662,840	364,480,551
Undistributed investment income—net	31,659	—

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009[a]

Capital Share Transactions:
Class Ab
Shares sold	870,271	2,194,351
Shares issued for dividends reinvested	298,719	597,473
Shares redeemed	(1,258,463)	(2,950,744)
Net Increase (Decrease) in Shares Outstanding	(89,473)	(158,920)
Class Bb
Shares sold	116	9,643
Shares issued for dividends reinvested	2,502	10,546
Shares redeemed	(98,721)	(420,339)
Net Increase (Decrease) in Shares Outstanding	(96,103)	(400,150)
Class C
Shares sold	212,152	466,286
Shares issued for dividends reinvested	19,303	32,993
Shares redeemed	(97,154)	(245,261)
Net Increase (Decrease) in Shares Outstanding	134,301	254,018
Class I
Shares sold	—	987
Class Z
Shares sold	278,389	520,014
Shares issued for dividends reinvested	154,224	319,081
Shares redeemed	(660,792)	(1,381,181)
Net Increase (Decrease) in Shares Outstanding	(228,179)	(542,086)

a	From December 15, 2008 (commencement of initial offering) to April 30, 2009 for Class I shares.
b	During the period ended October 31, 2009, 43,885 Class B shares representing $493,777, were automatically converted to 43,846 Class A shares and during the period ended April 30, 2009, 223,279 Class B shares representing $2,499,362 were automatically converted to 223,086 Class A shares.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2009			Year Ended April 30,

Class A Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	11.16	11.55	11.87	11.78	12.11	11.90
Investment Operations:
Investment income—net[a]	.24	.47	.48	.49	.51	.51
Net realized and unrealized
gain (loss) on investments	.41	(.39)	(.30)	.09	(.33)	.21
Total from Investment Operations	.65	.08	.18	.58	.18	.72
Distributions:
Dividends from
investment income—net	(.24)	(.47)	(.48)	(.49)	(.51)	(.51)
Dividends from net realized
gain on investments	—	—	(.02)	—	—	—
Total Distributions	(.24)	(.47)	(.50)	(.49)	(.51)	(.51)
Net asset value, end of period	11.57	11.16	11.55	11.87	11.78	12.11
Total Return (%)[b]	5.85[c]	.86	1.54	5.04	1.52	6.17
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90[d]	.93	1.10	1.20	1.13	1.04
Ratio of net expenses
to average net assets	90[d,e]	.93[e]	1.09	1.19	1.13[e]	1.03
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—[d]	.02	.20	.30	.23	.13
Ratio of net investment income
to average net assets	4.14[d]	4.29	4.12	4.17	4.29	4.25
Portfolio Turnover Rate	2.72[c]	26.41	44.96	43.87	14.24	20.07
Net Assets, end of period
($ x 1,000)	245,915 238,183		248,300	257,627	259,930	274,204

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

Six Months Ended
October 31, 2009			Year Ended April 30,

Class B Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	11.15	11.54	11.86	11.77	12.10	11.89
Investment Operations:
Investment income—net[a]	.20	.40	.41	.43	.45	.45
Net realized and unrealized
gain (loss) on investments	.41	(.38)	(.30)	.09	(.33)	.21
Total from Investment Operations	.61	.02	.11	.52	.12	.66
Distributions:
Dividends from
investment income—net	(.20)	(.41)	(.41)	(.43)	(.45)	(.45)
Dividends from net realized
gain on investments	—	—	(.02)	—	—	—
Total Distributions	(.20)	(.41)	(.43)	(.43)	(.45)	(.45)
Net asset value, end of period	11.56	11.15	11.54	11.86	11.77	12.10
Total Return (%)[b]	5.52[c]	.26	.97	4.50	1.00	5.63
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.50[d]	1.52	1.66	1.72	1.66	1.56
Ratio of net expenses
to average net assets	1.50[d,e]	1.52[e]	1.65	1.71	1.66[e]	1.55
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—[d]	.02	.20	.30	.23	.13
Ratio of net investment income
to average net assets	3.54[d]	3.68	3.56	3.66	3.76	3.73
Portfolio Turnover Rate	2.72[c]	26.41	44.96	43.87	14.24	20.07
Net Assets, end of period
($ x 1,000)	1,818	2,825	7,541	17,314	24,853	32,919

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2009			Year Ended April 30,

Class C Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	11.14	11.53	11.85	11.76	12.09	11.88
Investment Operations:
Investment income—net[a]	.19	.39	.39	.40	.42	.42
Net realized and unrealized
gain (loss) on investments	.41	(.39)	(.30)	.09	(.33)	.21
Total from Investment Operations	.60	—	.09	.49	.09	.63
Distributions:
Dividends from investment
income—net	(.19)	(.39)	(.39)	(.40)	(.42)	(.42)
Dividends from net realized
gain on investments	—	—	(.02)	—	—	—
Total Distributions	(.19)	(.39)	(.41)	(.40)	(.42)	(.42)
Net asset value, end of period	11.55	11.14	11.53	11.85	11.76	12.09
Total Return (%)[b]	5.45[c]	.09	.76	4.25	.76	5.37
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66[d]	1.69	1.86	1.96	1.89	1.80
Ratio of net expenses
to average net assets	1.66[d,e]	1.68	1.85	1.95	1.89[e]	1.79
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—[d]	.02	.20	.30	.23	.13
Ratio of net investment income
to average net assets	3.37[d]	3.53	3.35	3.41	3.52	3.49
Portfolio Turnover Rate	2.72[c]	26.41	44.96	43.87	14.24	20.07
Net Assets, end of period
($ x 1,000)	17,152	15,045	12,640	11,021	11,429	11,643

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

	Six Months Ended
	October 31, 2009	Year Ended
Class I Shares	(Unaudited)	April 30, 2009[a]

Per Share Data ($):
Net asset value,
beginning of period	11.16	10.13
Investment Operations:
Investment income—net[b]	.25	.19
Net realized and unrealized
gain (loss) on investments	.42	1.03
Total from Investment Operations	.67	1.22
Distributions:
Dividends from investment
income—net	(.25)	(.19)
Net asset value, end of period	11.58	11.16
Total Return (%)[c]	6.08	12.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.62	.64
Ratio of net expenses to average net assets[d]	.62[e]	.63
Ratio of interest and expense related to
floating rate notes issued to average net assets	—[d]	.02
Ratio of net investment income
to average net assets[d]	4.42	4.70
Portfolio Turnover Rate	2.72[c]	26.41
Net Assets, end of period ($ x 1,000)	11	11

a	From December 15, 2008 (commencement of initial offering) to April 30, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2009	Year Ended April 30,

Class Z Shares	(Unaudited)	2009	2008[a]

Per Share Data ($):
Net asset value, beginning of period	11.16	11.55	11.79
Investment Operations:
Investment income—net[b]	.25	.49	.46
Net realized and unrealized
gain (loss) on investments	.41	(.39)	(.22)
Total from Investment Operations	.66	.10	.24
Distributions:
Dividends from investment income—net	(.25)	(.49)	(.46)
Dividends from net realized
gain on investments	—	—	(.02)
Total Distributions	(.25)	(.49)	(.48)
Net asset value, end of period	11.57	11.16	11.55
Total Return (%)	5.94[c]	1.03	2.04[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[d]	.76	.94[d]
Ratio of net expenses to average net assets	.72[d,e]	.76[e]	.93[d]
Ratio of interest and expense related to floating
rate notes issued to average net assets	—[d]	.02	.20
Ratio of net investment income
to average net assets	4.33[d]	4.46	4.31[d]
Portfolio Turnover Rate	2.72[c]	26.41	44.96
Net Assets, end of period ($ x 1,000)	109,767	108,416	118,444

a As of the close of business on May 30, 2007 (commencement of initial offering) to April 30, 2008.
b Based on average shares outstanding at each month end.
c Not annualized.
[d] Annualized.
e Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers nine series including the Dreyfus Connecticut Fund (the “fund”).The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class I and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of a Dreyfus-managed Fund as a result of the reorganization of such fund and who continued to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of October 31, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class I shares of the fund.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Assets ($)
Investments in Securities:
Municipal Bonds	—	368,439,514	—	368,439,514

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $2,537,351 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2009. If not applied, $244,621 of the carryover expires in fiscal 2011, $206,012 expires in fiscal 2012, $74,718 expires in fiscal 2014, $707,094 expires in fiscal 2016 and $1,304,906 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2009 were as follows: tax exempt income $15,572,469 and ordinary income $42,755.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emer-

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gency purposes, including the financing of redemptions. Effective October 14, 2009, the $145 million unsecured credit facility with Citibank, N.A., was increased to $215 million and the fund continues participation in the $300 million unsecured credit facility provided by The Bank of New York Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average daily amount of borrowings outstanding under the Facilities during the period ended October 31, 2009, was approximately $16,500 with a related weighted average annualized interest rate of 1.52%.

NOTE 3-Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2009, the Distributor retained $6,564 from commissions earned on sales of the fund’s Class A shares and $400 and $561 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2009, Class B and Class C shares were charged $5,404 and $60,791, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain ser-

vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2009, Class A, Class B and Class C shares were charged $305,387, $2,702, and $20,264, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2009, Class Z shares were charged $33,122 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2009, the fund was charged $50,028 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2009, the fund was charged $5,381 pursuant to the cash management

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2009, the fund was charged $22,252 pursuant to the custody agreement.

During the period ended October 31, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $177,045, Rule 12b-1 distribution plan fees $11,751, shareholder services plan fees $62,813 custodian fees $10,988, chief compliance officer fees $3,897 and transfer agency per account fees $17,740.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2009, amounted to $10,402,381 and $9,895,500, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended October 31,2009, these disclosures did not impact the notes to the financial statements.

At October 31, 2009, accumulated net unrealized appreciation on investments was $7,522,464, consisting of $14,471,541 gross unrealized appreciation and $6,949,077 gross unrealized depreciation.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 21, 2009, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.The Board also considered the Manager’s brokerage policies and practices and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s yield performance for the past ten one-year periods ended May 31 (2000-2009) was above or equal to the Performance Group median for each reported time period except the one-year periods ended May 31, 2000, 2002 and 2003, when it was below the median, and that the fund’s yield performance was above the Performance Universe median for each reported time period.The Board members also noted that the fund’s total return performance for various periods ended May 31, 2009 was above or equal to the Performance Group median for the one- and five-year periods, and below the median for the two-, three-, four- and ten-year periods. The Board members noted that the fund’s total return performance was above the Performance Universe median for each reported time period. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, and the Board members noted that the fund outperformed its Lipper category average in nine of the past ten calendar years.

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s contractual management fee was

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

above the Expense Group median, and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was generally satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 43

NOTES

Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund

SEMIANNUAL REPORT October 31, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

16	Statement of Assets and Liabilities

17	Statement of Operations

18	Statement of Changes in Net Assets

20	Financial Highlights

23	Notes to Financial Statements

31	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds,Dreyfus Maryland Fund,covering the six-month period from May 1, 2009, through October 31, 2009.

Reports of positive U.S. economic growth over the third quarter of 2009 may have signaled the end of the deep recession that technically began in December 2007. Signs that the economy finally has turned a corner include inventory rebuilding among manufacturers and improvements in home sales and prices, while massive government stimulus and favorable supply-and-demand influences have all supported the municipal bond rally in 2009.As expected, funds with the longest average durations and lower-quality portfolios have led the rebound, while AAA-rated and shorter-duration funds have rallied to a lesser extent.

As the financial markets currently appear poised to enter into a new phase, and as government intervention appears to be winding down (at least for the moment), the best strategy for your portfolio depends not only on your view of the economy’s direction,but on your current financial needs, future goals and attitudes toward risk.Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against the taxation and investment risks that may accompany policy changes and unexpected market developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation November 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2009, through October 31, 2009, as provided by Joseph P. Darcy, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2009, Class A, Class B and Class C shares of Dreyfus Maryland Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 7.10%, 6.66% and 6.59%,respectively.1 In comparison,the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark Index, which is composed of bonds issued nationally and not solely within Maryland, achieved a total return of 4.99% for the same period.2

Municipal bonds rallied strongly over the reporting period amid expectations of better economic times and stable credit markets.The fund’s returns were higher than its Index, primarily due to strong performance by the fund’s core, seasoned holdings of municipal bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Maryland state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Maryland state income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Rebounded Sharply

In the wake of severe market declines stemming from a global financial crisis and recession, the municipal bond market staged an impressive rebound over the reporting period. The rally was fueled by changing investor sentiment, which began to improve in March 2009 as government and monetary authorities’ aggressive remedial measures—including historically low interest rates, injections of liquidity into the banking system, the rescues of major corporations and a massive economic stimulus program—seemed to gain traction. Additional evidence of economic stabilization later appeared, supporting a sustained rally through the reporting period’s end. Although most municipal bonds participated in the rally, gains were particularly strong among lower-quality issues that had been punished in the downturn.

Seasoned Holdings Supported Fund Returns

The fund’s core holdings of seasoned bonds produced competitive levels of income that bolstered the fund’s total return. Moreover, we strived to maintain a high level of credit quality.When making new purchases, we generally emphasized higher-rated bonds with maturities in the 15- to 20-year range, which offered most of the yield of longer-term securities but with less volatility.We generally favored bonds backed by dedicated revenue streams, including those from essential municipal services such as sewer and water facilities.

4

Like most other states, Maryland has continued to struggle with fiscal pressures due to tax revenue shortfalls and greater demand for services in the recession.The state has attempted to bridge its budget gap with spending cuts, transfers from reserve funds and payments from the federal economic stimulus program.

Supply-and-Demand Factors Appear Favorable

We have maintained a generally conservative investment posture.With short-term interest rates expected to remain low for some time, credit conditions may be the dominant influence on market sentiment over the foreseeable future.

Despite the lingering impacts of the recession on municipalities, technical factors have supported the market. The supply of newly issued municipal bonds has fallen significantly to date in 2009 compared to one year ago as the Build America Bonds program, part of the economic stimulus package, has diverted a substantial portion of new issuance to the taxable bond market.At the same time, demand for municipal bonds has intensified from investors concerned about the likelihood of higher income taxes.We expect this favorable supply-and-demand dynamic to persist into 2010.

November 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Maryland residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2009
	Class A	Class B	Class C

Expenses paid per $1,000†	$ 4.91	$ 7.92	$ 8.90
Ending value (after expenses)	$1,071.00	$1,066.60	$1,065.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2009
	Class A	Class B	Class C

Expenses paid per $1,000†	$ 4.79	$ 7.73	$ 8.69
Ending value (after expenses)	$1,020.47	$1,017.54	$1,016.59

† Expenses are equal to the fund’s annualized expense ratio of .94% for Class A, 1.52% for Class B and 1.71% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.5%	Rate (%)	Date	Amount ($)	Value ($)

Maryland—87.3%
Anne Arundel County,
EDR (Anne Arundel Community
College Project)	5.00	9/1/17	2,255,000	2,348,109
Baltimore,
Port Facilities Revenue
(Consolidated Coal Sales
Company Project)	6.50	12/1/10	4,090,000	4,109,550
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	630,000	663,491
Baltimore,
Subordinate Project Revenue
(Water Projects)	5.75	7/1/39	750,000	792,360
Frederick County,
Educational Facilities Revenue
(Mount Saint Mary’s University)	4.50	9/1/25	3,000,000	2,505,990
Gaithersburg,
Hospital Facilities
Improvement Revenue (Shady
Grove Adventist Hospital)
(Insured; FSA)	6.50	9/1/12	5,645,000	6,202,444
Harford County,
MFHR (Affinity Old Post
Apartments Projects)
(Collateralized; GMNA)	5.00	11/20/25	1,460,000	1,458,671
Howard County,
COP	8.15	2/15/20	605,000	846,383
Howard County,
GO (Metropolitan District
Project)	5.25	8/15/19	1,545,000	1,620,411
Hyattsville,
Special Obligation Revenue
(University Town
Center Project)	5.75	7/1/34	3,000,000	2,424,870
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/16	5,000,000	5,453,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Community Development
Administration, Department of
Housing and Community
Development (Single Family
Program)	4.95	4/1/15	3,980,000	4,044,914
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,050,000	1,050,567
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue
(Collateralized; GNMA)	5.05	7/1/47	2,550,000	2,326,926
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	5.38	9/1/22	2,080,000	2,091,752
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.80	9/1/32	3,000,000	2,857,050
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.85	9/1/37	2,970,000	2,773,950
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.95	9/1/38	1,245,000	1,215,033
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.85	9/1/47	4,175,000	3,826,137

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.50	6/1/16	3,120,000	3,295,063
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.50	6/1/18	2,535,000	2,643,042
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.38	6/1/19	9,530,000	9,856,784
Maryland Economic Development
Corporation, LR
(Montgomery County
Wayne Avenue Parking
Garage Project)	5.25	9/15/16	2,940,000	3,240,556
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000	2,833,125
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Morgan State
University Project)	6.00	7/1/22	2,950,000	2,744,267
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Towson
University Project)	5.00	7/1/39	1,000,000	837,990
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Projects)	5.75	6/1/33	1,000,000	1,006,000
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt)
(Insured; ACA)	5.88	7/1/21	1,750,000	1,558,672

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Maryland (continued)
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	6.00	7/1/33	1,750,000		1,446,042
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/39	2,500,000		2,844,325
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/36	3,350,000		3,355,427
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/22	4,560,000		5,235,473
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Prerefunded)	6.00	7/1/12	2,000,000	[a]	2,255,100
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Prerefunded)	6.00	7/1/12	3,000,000	[a]	3,382,650
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000		3,130,639
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	500,000		341,205
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	3,540,000		1,805,188

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000		2,462,050
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	630,000		570,181
Maryland Industrial Development
Financing Authority, EDR
(Our Lady of Good Counsel
High School Facility)	6.00	5/1/35	1,600,000		1,410,960
Montgomery County,
Consolidated Public
Improvement GO	5.25	10/1/15	2,000,000		2,179,320
Montgomery County,
Special Obligation Revenue
(West Germantown
Development District)
(Insured; Radian)	5.38	7/1/20	500,000		488,660
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	2,975,000		2,792,484
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	41,025,000	[b]	14,535,158
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/33	3,060,000	[b]	773,874
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	1,940,000		1,897,921
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/13	1,400,000		1,440,166
Northeast Waste Disposal
Authority, RRR
(Hartford County Resource
Recovery Facility)
(Insured; AMBAC)	5.25	3/15/14	1,220,000		1,247,413

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid
Waste Disposal System)
(Insured; AMBAC)	5.50	4/1/15	7,000,000	7,364,910
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid
Waste Disposal System)
(Insured; AMBAC)	5.50	4/1/16	8,000,000	8,335,520
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	4,000,000	3,254,760
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.25	7/1/29	1,750,000	1,871,713
Washington Suburban Sanitary
District, General Construction
Revenue	5.00	6/1/15	2,500,000	2,679,625
U.S. Related—10.2%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,004,660
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	1,000,000	1,022,260
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty)	5.00	7/1/28	2,000,000	2,018,080
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/26	2,000,000	1,969,300
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/28	1,830,000	1,730,027
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	1,000,000	1,026,390
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FSA)	5.13	7/1/30	100,000	100,391
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	2,500,000	2,515,200

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,110,000	1,141,080
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000	1,173,588
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,500,000	2,625,875
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	1,500,000	1,626,990
Total Long-Term Municipal Investments
(cost $171,844,096)				171,681,712

Short-Term Municipal
Investment—.3%

Maryland;
Westminster,
EDR (Carroll Lutheran Village,
Inc.) (LOC; Citizens Bank of
Pennslyvania)
(cost $500,000)	0.60	11/1/09	500,000 [c]	500,000

Total Investments (cost $172,344,096)			97.8%	172,181,712

Cash and Receivables (Net)			2.2%	3,837,835

Net Assets			100.0%	176,019,547

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note—rate shown is the interest rate in effect at October 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	34.8
AA		Aa		AA	29.9
A		A		A	15.6
BBB		Baa		BBB	9.8
BB		Ba		BB	2.2
F1		MIG1/P1		SP1/A1	.3
Not Rated[d]		Not Rated[d]		Not Rated[d]	7.4
					100.0

†	Based on total investments.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2009 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		172,344,096	172,181,712
Cash			1,831,111
Interest receivable			2,438,774
Receivable for shares of Beneficial Interest subscribed			72,890
Prepaid expenses			12,851
			176,537,338
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			142,737
Payable for shares of Beneficial Interest redeemed			339,651
Accrued expenses			35,403
			517,791
Net Assets ($)			176,019,547
Composition of Net Assets ($):
Paid-in capital			186,296,076
Accumulated undistributed investment income—net			16,837
Accumulated net realized gain (loss) on investments			(10,130,982)
Accumulated net unrealized appreciation
(depreciation) on investments			(162,384)
Net Assets ($)			176,019,547

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	170,064,434	1,936,063	4,019,050
Shares Outstanding	14,381,127	163,772	339,657
Net Asset Value Per Share ($)	11.83	11.82	11.83

See notes to financial statements.

16

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	4,628,052
Expenses:
Management fee—Note 3(a)	478,976
Shareholder servicing costs—Note 3(c)	272,475
Distribution fees—Note 3(b)	20,289
Professional fees	19,656
Registration fees	13,174
Custodian fees—Note 3(c)	11,479
Prospectus and shareholders’ reports	5,778
Trustees’ fees and expenses—Note 3(d)	4,483
Loan commitment fees—Note 2	794
Interest expense—Note 2	99
Miscellaneous	13,086
Total Expenses	840,289
Less—reduction in fees due to earnings credits—Note 1(b)	(2,827)
Net Expenses	837,462
Investment Income—Net	3,790,590
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(580,612)
Net unrealized appreciation (depreciation) on investments	8,565,825
Net Realized and Unrealized Gain (Loss) on Investments	7,985,213
Net Increase in Net Assets Resulting from Operations	11,775,803

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009

Operations ($):
Investment income—net	3,790,590	7,980,340
Net realized gain (loss) on investments	(580,612)	(758,594)
Net unrealized appreciation
(depreciation) on investments	8,565,825	(8,239,720)
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,775,803	(1,017,974)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(3,660,736)	(7,562,666)
Class B Shares	(44,780)	(260,414)
Class C Shares	(68,237)	(132,435)
Total Dividends	(3,773,753)	(7,955,515)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	5,749,057	14,290,950
Class B Shares	221,381	8,571
Class C Shares	364,530	656,031
Dividends reinvested:
Class A Shares	2,775,871	5,616,480
Class B Shares	30,161	188,452
Class C Shares	43,143	81,142
Cost of shares redeemed:
Class A Shares	(8,491,037)	(27,549,459)
Class B Shares	(2,063,619)	(6,321,781)
Class C Shares	(260,463)	(595,040)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,630,976)	(13,624,654)
Total Increase (Decrease) in Net Assets	6,371,074	(22,598,143)
Net Assets ($):
Beginning of Period	169,648,473	192,246,616
End of Period	176,019,547	169,648,473
Undistributed investment income—net	16,837	—
18

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009

Capital Share Transactions:
Class Aa
Shares sold	499,593	1,271,267
Shares issued for dividends reinvested	238,809	501,572
Shares redeemed	(733,811)	(2,461,276)
Net Increase (Decrease) in Shares Outstanding	4,591	(688,437)
Class Ba
Shares sold	19,244	756
Shares issued for dividends reinvested	2,604	16,732
Shares redeemed	(180,416)	(562,458)
Net Increase (Decrease) in Shares Outstanding	(158,568)	(544,970)
Class C
Shares sold	31,206	58,449
Shares issued for dividends reinvested	3,712	7,245
Shares redeemed	(22,569)	(51,977)
Net Increase (Decrease) in Shares Outstanding	12,349	13,717

a	During the period ended October 31, 2009, 111,527 Class B shares representing $1,269,210 were automatically converted to 111,536 Class A shares and during the period ended April 30, 2009, 340,610 Class B shares representing $3,827,101 were automatically converted to 340,732 Class A shares.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2009			Year Ended April 30,

Class A Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	11.29	11.83	12.24	12.12	12.36	12.12
Investment Operations:
Investment income—net[a]	.26	.51	.49	.48	.48	.48
Net realized and unrealized gain
(loss) on investments	.53	(.54)	(.41)	.12	(.24)	.24
Total from Investment Operations	.79	(.03)	.08	.60	.24	.72
Distributions:
Dividends from investment
income—net	(.25)	(.51)	(.49)	(.48)	(.48)	(.48)
Dividends from net realized gain
on investments	—	—	—	—	(.00)[b]	—
Total Distributions	(.25)	(.51)	(.49)	(.48)	(.48)	(.48)
Net asset value, end of period	11.83	11.29	11.83	12.24	12.12	12.36
Total Return (%)[c]	7.10[d]	(.13)	.67	5.04	1.96	6.03
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94[e]	.95	.93	.91	.91	.93
Ratio of net expenses
to average net assets	.94[e,f]	.94	.92	.91[f]	.91[f]	.93[f]
Ratio of net investment income
to average net assets	4.38	4.54	4.07	3.94	3.87	3.90
Portfolio Turnover Rate	6.80[d]	14.86	17.25	5.67	14.38	4.33
Net Assets, end of period
($ x 1,000)	170,064 162,311		178,268	186,327	192,953	202,323

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

20

Six Months Ended
October 31, 2009			Year Ended April 30,

Class B Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	11.29	11.84	12.24	12.12	12.36	12.12
Investment Operations:
Investment income—net[a]	.21	.44	.41	.42	.41	.42
Net realized and unrealized
gain (loss) on investments	.54	(.54)	(.38)	.12	(.24)	.24
Total from Investment Operations	.75	(.10)	.03	.54	.17	.66
Distributions:
Dividends from investment
income—net	(.22)	(.45)	(.43)	(.42)	(.41)	(.42)
Dividends from net realized gain
on investments	—	—	—	—	(.00)b	—
Total Distributions	(.22)	(.45)	(.43)	(.42)	(.41)	(.42)
Net asset value, end of period	11.82	11.29	11.84	12.24	12.12	12.36
Total Return (%)[c]	6.66[d]	(.76)	.22	4.51	1.43	5.49
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.53[e]	1.50	1.46	1.41	1.42	1.43
Ratio of net expenses
to average net assets	1.52[e]	1.50[f]	1.45	1.41[f]	1.42[f]	1.43[f]
Ratio of net investment income
to average net assets	3.78[e]	3.94	3.53	3.43	3.35	3.40
Portfolio Turnover Rate	6.80[d]	14.86	17.25	5.67	14.38	4.33
Net Assets, end of period
($ x 1,000)	1,936	3,640	10,266	21,524	29,140	37,811

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2009			Year Ended April 30,

Class C Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	11.30	11.84	12.25	12.12	12.37	12.12
Investment Operations:
Investment income—net[a]	.21	.42	.39	.39	.38	.39
Net realized and unrealized gain
(loss) on investments	.53	(.54)	(.41)	.13	(.25)	.25
Total from Investment Operations	.74	(.12)	(.02)	.52	.13	.64
Distributions:
Dividends from investment
income—net	(.21)	(.42)	(.39)	(.39)	(.38)	(.39)
Dividends from net realized gain
on investments	—	—	—	—	(.00)[b]	—
Total Distributions	(.21)	(.42)	(.39)	(.39)	(.38)	(.39)
Net asset value, end of period	11.83	11.30	11.84	12.25	12.12	12.37
Total Return (%)[c]	6.59[d]	(.90)	(.12)	4.33	1.09	5.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71[e]	1.73	1.72	1.67	1.69	1.69
Ratio of net expenses
to average net assets	1.71[e,f]	1.73[f]	1.71	1.67[f]	1.69[f]	1.69[f]
Ratio of net investment income
to average net assets	3.59[e]	3.76	3.28	3.18	3.10	3.14
Portfolio Turnover Rate	6.80[d]	14.86	17.25	5.67	14.38	4.33
Net Assets, end of period
($ x 1,000)	4,019	3,698	3,713	4,025	4,702	5,650

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers nine series including the Dreyfus Maryland Fund (the “fund”).The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board ofTrustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of:yields or prices of municipal securities of comparable quality,coupon, maturity and type; indications as to values from dealers; and general mar-

24

ket conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Assets ($)
Investments in
Securities:
Municipal Bonds	—	172,181,712	—	172,181,712

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carry-

26

overs, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $9,441,868 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2009. If not applied, $60,748 of the carryover expires in fiscal 2011, $1,838,009 expires in fiscal 2012, $6,917,527 expires in fiscal 2013 and $625,584 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2009 was as follows: tax exempt income $7,953,257 and ordinary income $2,258.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 14, 2009, the $145 million unsecured credit facility with Citibank, N.A., was increased to $215 million and the fund continues participation in the $300 million unsecured credit facility provided by The Bank of NewYork Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2009, was approximately $6,500 with a related weighted average annualized interest rate of 1.52%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2009, the Distributor retained $6,783 from commissions earned on sales of the fund’s Class A shares and $2,438 and $244 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2009, Class B and Class C shares were charged $5,954 and $14,335, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund

28

and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2009, Class A, Class B and Class C shares were charged $209,961, $2,977 and $4,778, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2009, the fund was charged $26,957 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2009, the fund was charged $2,827 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2009, the fund was charged $11,479 pursuant to the custody agreement.

During the period ended October 31, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $82,691, Rule 12b-1 distribution plan fees $3,397, shareholder services plan fees $37,587, custodian fees $5,645, chief compliance officer fees $3,897, and transfer agency per account fees $9,520.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2009, amounted to $11,388,689 and $12,650,078, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended October 31,2009. These disclosures did not impact the notes to the financial statements.

At October 31, 2009 accumulated net unrealized depreciation on investments was $162,384, consisting of $5,668,660 gross unrealized appreciation and $5,831,044 gross unrealized depreciation.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

30

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 21, 2009, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.The Board also considered the Manager’s brokerage policies and practices and the standards applied in seeking best execution.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s yield performance for the past ten one-year periods ended May 31 (2000-2009) was above the Performance Group median for each reported time period except the one-year periods ended May 31, 2003, 2004, 2005 and 2006, when it was below the median, and that the fund’s yield performance was above the Performance Universe median for each reported time period.The Board members also noted that the fund’s total return performance for various periods ended May 31, 2009 was below the Performance Group median for each reported time period, and equal to or above the Performance Universe median for each reported time period except the ten-year period, when it was below the median.The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, and the Board members noted that the fund outperformed its Lipper category average in seven of the past ten calendar years.The Board members discussed with the representatives of the Manager the reasons for the fund’s underperformance compared to the Performance Group medians for the applicable periods, and the Manager’s efforts to improve perfor-mance.The Board members also received a presentation from one of the fund’s portfolio managers during which he discussed the fund’s investment strategy and the factors that affected the fund’s performance.

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of

32

funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s contractual management fee was above the Expense Group median, and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was generally satisfied with the fund’s overall perfor- mance and with the Manager’s efforts to improve performance as discussed at the meeting.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

34

NOTES

For More Information

Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: PSMDX Class B: PMDBX Class C: PMDCX

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

0052SA1009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

19	Statement of Assets and Liabilities

20	Statement of Operations

21	Statement of Changes in Net Assets

24	Financial Highlights

28	Notes to Financial Statements

37	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund, covering the six-month period from May 1, 2009, through October 31, 2009.

Reports of positive U.S. economic growth over the third quarter of 2009 may have signaled the end of the deep recession that technically began in December 2007. Signs that the economy finally has turned a corner include inventory rebuilding among manufacturers and improvements in home sales and prices, while massive government stimulus and favorable supply-and-demand influences have all supported the municipal bond rally in 2009.As expected, funds with the longest average durations and lower-quality portfolios have led the rebound, while AAA-rated and shorter-duration funds have rallied to a lesser extent.

As the financial markets currently appear poised to enter into a new phase, and as government intervention appears to be winding down (at least for the moment), the best strategy for your portfolio depends not only on your view of the economy’s direction,but on your current financial needs,future goals and attitudes toward risk.Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against the taxation and investment risks that may accompany policy changes and unexpected market developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation November 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2009, through October 31, 2009, as provided by James Welch, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2009, the Class A, Class B, Class C and Class Z shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 5.78%, 5.42%, 5.37% and 5.89%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark Index, which is composed of bonds issued nationally and not solely within Massachusetts, achieved a total return of 4.99% for the same period.2

Municipal bonds rallied strongly over the reporting period amid expectations of an economic recovery and stable credit markets. The fund’s returns were higher than its Index, primarily due to strong performance by the fund’s core, seasoned holdings of municipal bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Massachusetts state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Massachusetts state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Rebounded Sharply

In the wake of severe market declines stemming from a global financial crisis and recession, the municipal bond market staged an impressive rebound over the reporting period. The rally was fueled by changing investor sentiment, which began to improve in March 2009 as government and monetary authorities’ aggressive remedial measures—including historically low interest rates, injections of liquidity into the banking system, the rescues of major corporations and a massive economic stimulus program—seemed to gain traction. Additional evidence of economic stabilization later appeared, supporting a sustained rally through the reporting period’s end. Although most municipal bonds participated in the rally, gains were particularly strong among lower-quality issues that had been punished in the downturn.

Seasoned Holdings Supported Fund Returns

The fund’s core holdings of seasoned bonds produced competitive levels of income that bolstered the fund’s total return. Moreover, we strived to maintain a high level of credit quality.When making new purchases, we emphasized higher-rated bonds with maturities in the 15- to 20-year range, which offered most of the yield of longer-term securities but with less volatility. We generally favored bonds backed by dedicated revenue streams, including those from essential municipal services such as sewer and water facilities.

4

Like most other states, Massachusetts has continued to struggle with fiscal pressures due to tax revenue shortfalls and greater demand for services in the recession.The state has attempted to bridge its budget gaps with spending cuts, transfers from reserve funds and targeted adjustments to certain taxes and fees.

Supply-and-Demand Factors Appear Favorable

We have maintained a generally conservative investment posture.With short-term interest rates expected to remain low for some time, credit conditions may be the dominant influence on market sentiment over the foreseeable future.

Despite the lingering impacts of the recession on municipalities, technical factors have supported the market. The supply of newly issued municipal bonds has fallen significantly to date in 2009 compared to one year ago as the Build America Bonds program, part of the economic stimulus package, has diverted a substantial portion of new issuance to the taxable bond market.At the same time, demand for municipal bonds has intensified from investors concerned about the likelihood of higher income taxes.We expect this favorable supply-and-demand dynamic to persist into 2010.

November 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2009
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000†	$ 4.88	$ 8.08	$ 8.75	$ 3.74
Ending value (after expenses)	$1,057.80	$1,054.20	$1,053.70	$1,058.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2009
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000†	$ 4.79	$ 7.93	$ 8.59	$ 3.67
Ending value (after expenses)	$1,020.47	$1,017.34	$1,016.69	$1,021.58

† Expenses are equal to the fund’s annualized expense ratio of .94% for Class A, 1.56% for Class B, 1.69% for Class C and .72% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.7%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts—87.7%
Bellingham,
GO (Insured; AMBAC)	5.00	3/1/17	1,945,000	2,064,073
Bellingham,
GO (Insured; AMBAC)	5.00	3/1/18	2,040,000	2,146,672
Bellingham,
GO (Insured; AMBAC)	5.00	3/1/19	2,140,000	2,251,901
Bellingham,
GO (Insured; AMBAC)	5.00	3/1/20	2,245,000	2,362,391
Boston,
Convention Center Loan,
Special Obligation Bonds
(Insured; AMBAC)	5.00	5/1/16	1,750,000	1,890,910
Boston Housing Authority,
Capital Program Revenue
(Insured; FSA)	5.00	4/1/24	1,900,000	2,024,127
Boston Industrial Development
Financing Authority,
Sewage Facility Revenue
(Harbor Electric Energy
Company Project)	7.38	5/15/15	1,305,000	1,309,215
Boston Water and Sewer Commission,
Revenue	5.00	11/1/20	2,000,000	2,162,800
Brookline,
GO	5.25	4/1/20	3,860,000	3,931,178
Holliston,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	4/1/20	1,655,000	1,793,888
Holyoke,
Gas and Electric Department
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	12/1/15	1,245,000	1,304,548
Hopkinton,
GO	5.00	9/1/17	1,735,000	1,869,341
Hopkinton,
GO	5.00	9/1/18	1,735,000	1,849,614
Hopkinton,
GO	5.00	9/1/19	1,735,000	1,849,614
Hopkinton,
GO	5.00	9/1/20	1,735,000	1,849,614
Marblehead,
GO	5.00	8/15/23	1,835,000	1,954,202

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Marblehead,
GO	5.00	8/15/24	1,925,000	2,043,676
Massachusetts,
GO	5.25	8/1/22	2,650,000	3,071,748
Massachusetts,
GO	0.87	11/1/25	5,000,000 [a]	4,222,500
Massachusetts,
GO (Insured; AMBAC)	6.00	8/1/10	1,500,000	1,562,535
Massachusetts,
GO (Insured; FSA)	5.25	9/1/23	1,000,000	1,160,720
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000	3,358,920
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/21	2,400,000	2,618,760
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/34	2,500,000	2,669,275
Massachusetts Bay Transportation
Authority, GO (General
Transportation Systems)	6.20	3/1/16	2,055,000	2,350,673
Massachusetts Bay Transportation
Authority, GO (General
Transportation Systems)	7.00	3/1/21	1,000,000	1,209,890
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.00	7/1/21	1,000,000	1,136,990
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000	3,574,500
Massachusetts College Building
Authority, Project Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	5/1/26	5,385,000 [b]	2,634,234
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,000,000	1,004,120

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Assumption
College Issue) (Insured; Radian)	6.00	3/1/30	1,905,000	1,906,448
Massachusetts Development Finance
Agency, Revenue (Landmark
School Issue) (Insured; Radian)	5.25	6/1/29	1,100,000	913,759
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Prerefunded)	6.75	1/1/10	2,000,000 [c]	2,041,940
Massachusetts Development Finance
Agency, Revenue (Mount Holyoke
College Issue)	5.25	7/1/31	4,000,000	4,050,040
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	5.75	6/20/22	600,000	647,424
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	6.00	6/20/44	1,500,000	1,578,690
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000	2,262,975
Massachusetts Development
Finance Agency, RRR
(Ogden Haverhill Project)	5.50	12/1/19	1,200,000	1,070,448
Massachusetts Development Finance
Agency, RRR (SEMASS System)
(Insured; National Public
Finance Guarantee Corp.)	5.63	1/1/14	2,000,000	2,068,240
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	1,751,400
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.70	7/1/11	125,000	125,240

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Educational
Financing Authority,
Education Loan Revenue
(Insured; AMBAC)	5.00	1/1/13	1,440,000	1,453,910
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.85	7/1/14	95,000	95,162
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/27	10,000,000	8,984,200
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured;
Assured Guaranty)	6.13	1/1/22	2,500,000	2,653,150
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.13	12/1/14	360,000	360,349
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated
Group Issue)	6.50	7/1/17	1,175,000	1,237,628
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/22	4,030,000	4,165,408
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)
(Prerefunded)	6.00	1/1/12	1,070,000 [c]	1,195,853
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)
(Prerefunded)	6.50	1/1/12	310,000 [c]	349,779

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Boston
Medical Center Issue)	5.75	7/1/31	2,000,000		1,932,580
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
Colleges Program Issue)
(Insured; AMBAC)	5.25	10/1/26	2,845,000		2,877,518
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer
Institute Issue)	5.25	12/1/27	1,000,000		1,053,860
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hallmark
Health System Issue)
(Insured; FSA)	5.25	7/1/10	2,055,000		2,071,440
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/22	2,945,000		3,071,458
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Harvard University
Issue) (Prerefunded)	6.00	7/1/10	2,500,000	[c]	2,620,425
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	4,000,000		4,685,680
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Milford-Whitinsville Regional
Hospital Issue) (Prerefunded)	6.50	7/15/12	2,250,000	[c]	2,579,355
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/16	1,520,000		1,629,683

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/17	45,000	48,247
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	60,000	61,756
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	4,950,000	4,982,571
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.13	7/1/11	1,000,000	1,003,200
Massachusetts Health and
Educational Facilities Authority,
Revenue (Partners HealthCare
System Issue) (Prerefunded)	5.75	7/1/11	1,290,000 [c]	1,411,918
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Springfield College Issue)
(Insured; Radian)	5.13	10/15/23	1,100,000	1,068,485
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	1,900,535
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	3,000,000	3,219,060
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	1,822,440

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000	941,718
Massachusetts Housing Finance
Agency, Housing Development
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.40	6/1/20	345,000	346,342
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,160,000	1,164,663
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,200,000	1,190,148
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000	1,978,100
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	1,295,000	1,302,317
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	1,350,000	1,296,486
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	6/1/37	3,000,000	2,826,450
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000	2,005,842
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	2,000,000	1,967,980
Massachusetts Housing Finance
Agency, Rental Housing
Mortgage Revenue
(Insured; AMBAC)	5.70	7/1/20	1,195,000	1,200,521
Massachusetts Housing Finance
Agency, SFHR	4.75	12/1/30	1,315,000	1,249,382
Massachusetts Industrial Finance
Agency, RRR (Ogden
Haverhill Project)	5.60	12/1/19	2,500,000	2,239,625
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue (Massachusetts-
American Hingham Project)	6.95	12/1/35	2,790,000	2,642,186

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	2,000,000	2,104,540
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/27	3,065,000	3,099,512
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Bonds	5.00	8/1/27	1,535,000	1,679,275
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,500,000	1,662,735
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/26	2,000,000	2,166,500
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.20	8/1/11	1,000,000 [c]	1,084,350
Medford,
GO (Insured; AMBAC)	5.00	3/15/19	1,155,000	1,207,010
Narragansett Regional School
District, GO (Insured; AMBAC)
(Prerefunded)	6.50	6/1/10	1,205,000 [c]	1,258,526
Pittsfield,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	4/15/22	1,500,000	1,563,225
Sandwich,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/15/19	1,000,000	1,077,620
Triton Regional School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	4/1/19	1,420,000	1,502,033
Triton Regional School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	4/1/20	1,420,000	1,502,033

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Westfield,
GO (Insured; FGIC)
(Prerefunded)	6.50	5/1/10	1,750,000 [c]	1,821,470
U.S. Related—10.0%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,880,000	1,794,272
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000	1,062,246
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000 [b]	180,000
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.75	7/1/10	2,000,000 [c]	2,070,420
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	2,000,000	2,059,700
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/25	1,500,000	1,480,980
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FSA)	5.25	7/1/14	1,000,000	1,090,250
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	1,041,720
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; XLCA)	5.25	7/1/17	1,460,000	1,511,115
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	6,840,000 [b]	1,086,329
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,225,000	1,248,826
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue	5.75	7/1/22	1,900,000	1,995,931

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue
(Insured; AMBAC)	6.25	7/1/15	1,100,000	1,300,464
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000	2,100,700
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	250,000	257,305
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,007,220
Total Long-Term Municipal Investments
(cost $205,149,590)				207,552,950

Short-Term Municipal
Investment—.7%

U.S. Related;
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)
(cost $1,500,000)	0.15	11/1/09	1,500,000 [d]	1,500,000

Total Investments (cost $206,649,590)			98.4%	209,052,950

Cash and Receivables (Net)			1.6%	3,339,821

Net Assets			100.0%	212,392,771

a Variable rate security—interest rate subject to periodic change.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Variable rate demand note—rate shown is the interest rate in effect at October 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

16

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	43.0
AA		Aa		AA	29.6
A		A		A	12.5
BBB		Baa		BBB	12.4
F1		MIG1/P1		SP1/A1	.7
Not Rated[e]		Not Rated[e]		Not Rated[e]	1.8
					100.0

†	Based on total investments.
e	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2009 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			206,649,590	209,052,950
Cash				385,273
Interest receivable				3,141,955
Receivable for shares of Beneficial Interest subscribed				60,378
Prepaid expenses				17,526
				212,658,082
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				133,809
Payable for shares of Beneficial Interest redeemed				89,035
Accrued expenses				42,467
				265,311
Net Assets ($)				212,392,771
Composition of Net Assets ($):
Paid-in capital				209,743,536
Accumulated undistributed investment income—net				18,364
Accumulated net realized gain (loss) on investments				227,511
Accumulated net unrealized appreciation (depreciation) on
investments				2,403,360
Net Assets ($)				212,392,771

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	41,398,099	841,173	3,292,568	166,860,931
Shares Outstanding	3,659,470	74,447	290,813	14,751,512
Net Asset Value Per Share ($)	11.31	11.30	11.32	11.31

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	5,232,454
Expenses:
Management fee—Note 3(a)	578,584
Shareholder servicing costs—Note 3(c)	158,058
Registration fees	17,952
Professional fees	16,908
Distribution fees—Note 3(b)	14,693
Custodian fees—Note 3(c)	14,052
Prospectus and shareholders’ reports	5,708
Trustees’ fees and expenses—Note 3(d)	1,162
Loan commitment fees—Note 2	938
Interest expense—Note 2	249
Miscellaneous	18,906
Total Expenses	827,210
Less—reduction in fees
due to earnings credits—Note 1(b)	(3,583)
Net Expenses	823,627
Investment Income—Net	4,408,827
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(47,849)
Net unrealized appreciation (depreciation) on investments	7,646,085
Net Realized and Unrealized Gain (Loss) on Investments	7,598,236
Net Increase in Net Assets Resulting from Operations	12,007,063

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009

Operations ($):
Investment income—net	4,408,827	9,217,460
Net realized gain (loss) on investments	(47,849)	238,903
Net unrealized appreciation
(depreciation) on investments	7,646,085	(8,038,122)
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,007,063	1,418,241
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(818,606)	(1,696,116)
Class B Shares	(16,988)	(78,062)
Class C Shares	(52,874)	(107,043)
Class Z Shares	(3,501,995)	(7,303,300)
Net realized gain on investments:
Class A Shares	—	(87,155)
Class B Shares	—	(4,679)
Class C Shares	—	(6,842)
Class Z Shares	—	(364,974)
Total Dividends	(4,390,463)	(9,648,171)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,223,532	4,565,171
Class B Shares	5,326	22,074
Class C Shares	205,070	277,843
Class Z Shares	3,610,823	3,984,708

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A Shares	615,086	1,306,030
Class B Shares	11,448	52,656
Class C Shares	38,609	81,527
Class Z Shares	2,668,761	5,840,614
Cost of shares redeemed:
Class A Shares	(1,986,092)	(9,411,963)
Class B Shares	(616,038)	(1,468,581)
Class C Shares	(227,613)	(412,212)
Class Z Shares	(5,812,635)	(20,622,503)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	736,277	(15,784,636)
Total Increase (Decrease) in Net Assets	8,352,877	(24,014,566)
Net Assets ($):
Beginning of Period	204,039,894	228,054,460
End of Period	212,392,771	204,039,894
Undistributed investment income—net	18,364	—

22

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009

Capital Share Transactions:
Class Aa
Shares sold	200,267	419,840
Shares issued for dividends reinvested	55,106	121,378
Shares redeemed	(178,877)	(872,312)
Net Increase (Decrease) in Shares Outstanding	76,496	(331,094)
Class Ba
Shares sold	489	1,957
Shares issued for dividends reinvested	1,029	4,896
Shares redeemed	(55,891)	(136,131)
Net Increase (Decrease) in Shares Outstanding	(54,373)	(129,278)
Class C
Shares sold	18,116	25,764
Shares issued for dividends reinvested	3,458	7,584
Shares redeemed	(20,524)	(36,980)
Net Increase (Decrease) in Shares Outstanding	1,050	(3,632)
Class Z
Shares sold	326,360	369,953
Shares issued for dividends reinvested	239,123	542,669
Shares redeemed	(521,103)	(1,944,961)
Net Increase (Decrease) in Shares Outstanding	44,380	(1,032,339)

a	During the period ended October 31, 2009, 36,016 Class B shares representing $397,770, were automatically converted to 35,984 Class A shares and during the period ended April 30, 2009, 66,545 Class B shares representing $717,436 were automatically converted to 66,471 Class A shares.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2009			Year Ended April 30,

Class A Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	10.91	11.29	11.66	11.56	11.87	11.50
Investment Operations:
Investment income—net[a]	.23	.46	.46	.47	.46	.46
Net realized and unrealized
gain (loss) on investments	.40	(.36)	(.36)	.12	(.29)	.39
Total from
Investment Operations	.63	.10	.10	.59	.17	.85
Distributions:
Dividends from
investment income—net	(.23)	(.46)	(.46)	(.46)	(.46)	(.46)
Dividends from net realized
gain on investments	—	(.02)	(.01)	(.03)	(.02)	(.02)
Total Distributions	(.23)	(.48)	(.47)	(.49)	(.48)	(.48)
Net asset value, end of period	11.31	10.91	11.29	11.66	11.56	11.87
Total Return (%)[b]	5.78[c]	1.07	.92	5.23	1.48	7.54
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94[d]	.94	.93	.92	.92	.97
Ratio of net expenses
to average net assets	.94[d,e]	.94[e]	.92	.92	.92[e]	.97[e]
Ratio of net investment income
to average net assets	4.04[d]	4.25	4.01	3.99	3.92	3.96
Portfolio Turnover Rate	3.45[c]	9.04	18.21	30.97	34.00	43.92
Net Assets, end of period
($ x 1,000)	41,398	39,079	44,178	49,034	49,913	51,884

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

24

Six Months Ended
October 31, 2009			Year Ended April 30,

Class B Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	10.90	11.28	11.65	11.54	11.86	11.50
Investment Operations:
Investment income—net[a]	.18	.39	.39	.40	.40	.40
Net realized and unrealized
gain (loss) on investments	.41	(.35)	(.36)	.14	(.30)	.38
Total from
Investment Operations	.59	.04	.03	.54	.10	.78
Distributions:
Dividends from
investment income—net	(.19)	(.40)	(.39)	(.40)	(.40)	(.40)
Dividends from net realized
gain on investments	—	(.02)	(.01)	(.03)	(.02)	(.02)
Total Distributions	(.19)	(.42)	(.40)	(.43)	(.42)	(.42)
Net asset value, end of period	11.30	10.90	11.28	11.65	11.54	11.86
Total Return (%)[b]	5.42[c]	.50	.36	4.77	.86	6.89
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.56[d]	1.52	1.48	1.45	1.45	1.49
Ratio of net expenses
to average net assets	1.56[d,e]	1.52[e]	1.47	1.45	1.45[e]	1.49[e]
Ratio of net investment income
to average net assets	3.37[d]	3.68	3.46	3.47	3.39	3.44
Portfolio Turnover Rate	3.45[c]	9.04	18.21	30.97	34.00	43.92
Net Assets, end of period
($ x 1,000)	841	1,404	2,910	3,893	5,188	6,239

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2009			Year Ended April 30,

Class C Shares	(Unaudited)	2009	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value,
beginning of period	10.92	11.30	11.67	11.56	11.88	11.51
Investment Operations:
Investment income—net[a]	.18	.38	.37	.38	.37	.37
Net realized and unrealized
gain (loss) on investments	.40	(.36)	(.36)	.14	(.30)	.39
Total from
Investment Operations	.58	.02	.01	.52	.07	.76
Distributions:
Dividends from
investment income—net	(.18)	(.38)	(.37)	(.38)	(.37)	(.37)
Dividends from net realized
gain on investments	—	(.02)	(.01)	(.03)	(.02)	(.02)
Total Distributions	(.18)	(.40)	(.38)	(.41)	(.39)	(.39)
Net asset value, end of period	11.32	10.92	11.30	11.67	11.56	11.88
Total Return (%)[b]	5.37[c]	.32	.17	4.53	.64	6.74
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69[d]	1.69	1.68	1.67	1.66	1.72
Ratio of net expenses
to average net assets	1.69[d,e]	1.69[e]	1.67	1.67	1.66[e]	1.71
Ratio of net investment income
to average net assets	3.28[e]	3.51	3.26	3.24	3.18	3.20
Portfolio Turnover Rate	3.45[c]	9.04	18.21	30.97	34.00	43.92
Net Assets, end of period
($ x 1,000)	3,293	3,163	3,314	3,520	4,478	4,214

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%
See notes to financial statements.

26

Six Months Ended
October 31, 2009			Year Ended April 30,

Class Z Shares	(Unaudited)	2009	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value,
beginning of period	10.91	11.29	11.66	11.55	11.87	11.88
Investment Operations:
Investment income—net[b]	.24	.48	.48	.48	.48	.25
Net realized and unrealized
gain (loss) on investments	.40	(.36)	(.36)	.15	(.30)	.01
Total from
Investment Operations	.64	.12	.12	.63	.18	.26
Distributions:
Dividends from
investment income—net	(.24)	(.48)	(.48)	(.49)	(.48)	(.25)
Dividends from net realized
gain on investments	—	(.02)	(.01)	(.03)	(.02)	(.02)
Total Distributions	(.24)	(.50)	(.49)	(.52)	(.50)	(.27)
Net asset value, end of period	11.31	10.91	11.29	11.66	11.55	11.87
Total Return (%)	5.89[c]	1.28	1.14	5.54	1.56	2.23[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72[d]	.73	.71	.71	.76	.77[d]
Ratio of net expenses
to average net assets	.72[d,e]	.73[e]	.70	.71	.75	.76[d]
Ratio of net investment income
to average net assets	4.25[d]	4.46	4.23	4.20	4.09	4.07[d]
Portfolio Turnover Rate	3.45[c]	9.04	18.21	30.97	34.00	43.92
Net Assets, end of period
($ x 1,000)	166,861 160,394		177,652	195,667	137,011	147,338

a	From October 20, 2004 (commencement of initial offering) to April 30, 2005.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers nine series including the Dreyfus Massachusetts Fund (the “fund”).The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

28

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value meaurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Assets ($)
Investments in Securities:
Municipal Bonds	—	209,052,950	—	209,052,950

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2009 was as follows: tax exempt income $9,184,521 and long-term capital gains $463,650.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 14, 2009, the $145 million unsecured credit facility with

32

Citibank, N.A., was increased to $215 million and the fund continues participation in the $300 million unsecured credit facility provided by The Bank of New York Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2009 was approximately $16,400 with a related weighted average annualized interest rate of 1.52%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2009, the Distributor retained $2,103 from commissions earned on sales of the fund’s Class A shares and $1,566 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2009, Class B and Class C shares were charged $2,531 and $12,162, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2009, Class A, Class B and Class C shares were charged $50,867, $1,266, and $4,054, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2009, Class Z shares were charged $39,281 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2009, the fund was charged $32,044 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2009, the fund was charged $3,583 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

34

The fund also compensates The Bank of New York Mellon under a custody agreement to provide custodial services for the fund. During the period ended October 31, 2009, the fund was charged $14,052 pursuant to the custody agreement.

During the period ended October 31, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $100,167, Rule 12b-1 distribution plan fees $2,484, shareholder services plan fees $9,759, custodian fees $7,020, chief compliance officer fees $3,897 and transfer agency per account fees $10,482.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2009, amounted to $9,466,053 and $7,023,514, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended October 31,2009, these disclosures did not impact the notes to the financial statements.

At October 31, 2009, accumulated net unrealized appreciation on investments was $2,403,360, consisting of $7,469,769 gross unrealized appreciation and $5,066,409 gross unrealized depreciation.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

36

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 21, 2009, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.The Board also considered the Manager’s brokerage policies and practices and the standards applied in seeking best execution.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s yield performance for the past ten one-year periods ended May 31 (2000 - 2009) was below the Performance Group median for each reported time period except the one-year period ended May 31, 2007, when it was equal to the median, and that the fund’s yield performance was above the Performance Universe median for each reported time period except the one-year periods ended May 31, 2003 and 2004, when it was below the median. The Board members also noted that the fund’s total return performance for various periods ended May 31, 2009 was below the Performance Group median for each reported time period, and above the Performance Universe median for the one-, five- and ten-year periods and below for the other periods.

The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, and the Board members noted that the fund outperformed its Lipper category average in eight of the past ten calendar years, including calendar years 2007 and 2008.The Board members discussed with representatives of the Manager the reasons for the fund’s underperfor-mance compared to the Performance Group and Performance Universe medians for the applicable periods, and the Manager’s efforts to improve performance.The Board members also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected performance.

38

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s contractual management fee was above the Expense Group median, and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential ben-

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

efits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  Although the Board was concerned with the fund’s performance, it was satisfied with the fund’s yield performance relative to the Performance Universe and generally satisfied with the Manager’s efforts to improve the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

40

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 41

Dreyfus State Municipal Bond Funds, Dreyfus Michigan Fund

SEMIANNUAL REPORT October 31, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statement of Changes in Net Assets

17	Financial Highlights

20	Notes to Financial Statements

29	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Michigan Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this last report for Dreyfus State Municipal Bond Funds, Dreyfus Michigan Fund, covering the six-month period from May 1, 2009, through October 31, 2009.

Reports of positive U.S. economic growth over the third quarter of 2009 may have signaled the end of the deep recession that technically began in December 2007. Signs that the economy finally has turned a corner include inventory rebuilding among manufacturers and improvements in home sales and prices, while massive government stimulus and favorable supply-and-demand influences have all supported the municipal bond rally in 2009.As expected, funds with the longest average durations and lower-quality portfolios have led the rebound, while AAA-rated and shorter-duration funds have rallied to a lesser extent.

As the financial markets currently appear poised to enter into a new phase, and as government intervention appears to be winding down (at least for the moment), the best strategy for your portfolio depends not only on your view of the economy’s direction,but on your current financial needs,future goals and attitudes toward risk.Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against the taxation and investment risks that may accompany policy changes and unexpected market developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation November 20, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2009, through October 31, 2009, as provided by James Welch, Portfolio Manager

Note to Shareholders: On October 26, 2009, James Welch became the Primary Portfolio Manager of the fund.

Fund and Market Performance Overview

For the six-month period ended October 31, 2009, Class A, Class B and Class C shares of Dreyfus Michigan Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 6.00%, 5.56% and 5.53%,respectively.1 In comparison,the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark Index, which is composed of bonds issued nationally and not solely within Michigan, achieved a total return of 4.99% for the same period.2

Municipal bonds rallied strongly over the reporting period amid expectations of better economic times and stable credit markets.The fund’s returns were higher than its Index, primarily due to strong performance by the fund’s core, seasoned holdings of municipal bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Michigan state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Michigan state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s port-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

folio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Rebounded Sharply

In the wake of severe market declines stemming from a global financial crisis and recession, the municipal bond market staged an impressive rebound over the reporting period. The rally was fueled by changing investor sentiment, which began to improve in March 2009 as government and monetary authorities’ aggressive remedial measures—including historically low interest rates, injections of liquidity into the banking system, the rescues of major corporations and a massive economic stimulus program—seemed to gain traction. Additional evidence of economic stabilization later appeared, supporting a sustained rally through the reporting period’s end. Although most municipal bonds participated in the rally, gains were particularly strong among lower-quality issues.

Seasoned Holdings Supported Fund Returns

The fund’s core holdings of seasoned bonds produced competitive levels of income that bolstered the fund’s total return. Moreover, we strived to maintain a high level of credit quality.When making new purchases, we

4

generally emphasized higher-rated bonds with maturities in the 15- to 20-year range, which offered most of the yield of longer-term securities but with less volatility.We generally favored bonds backed by dedicated revenue streams, including those from essential municipal services such as sewer and water facilities.

Michigan has continued to rank among the states whose fiscal conditions have been most severely impacted by the recession, including tax revenue shortfalls, greater demand for services and the nation’s highest unemployment rate.The state has attempted to balance its budget with payments from the federal economic stimulus program and spending cuts that reduce the size and cost of government.

Important Information About the Fund

An agreement and plan of Reorganization to merge the fund into Dreyfus AMT-Free Municipal Bond Fund (the “Acquiring Fund”) was approved at a Special Meeting of Shareholders held on November 19, 2009.As a result, effective on or about January 28, 2010, the fund will transfer its asset into the Acquiring Fund, in a tax-free exchange for shares of the acquiring fund, and will subsequently cease operation.

November 20, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Michigan residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Michigan Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2009
	Class A	Class B	Class C

Expenses paid per $1,000†	$ 5.66	$ 9.69	$ 9.48
Ending value (after expenses)	$1,060.00	$1,055.60	$1,055.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2009
	Class A	Class B	Class C

Expenses paid per $1,000†	$ 5.55	$ 9.50	$ 9.30
Ending value (after expenses)	$1,019.71	$1,015.78	$1,015.98

† Expenses are equal to the fund’s annualized expense ratio of 1.09% for Class A, 1.87% for Class B and 1.83% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—104.4%	Rate (%)	Date	Amount ($)	Value ($)

Michigan—98.6%
Allegan Hospital Finance
Authority, HR (Allegan General
Hospital)	6.88	11/15/17	1,000,000	1,010,290
Brighton Area Schools,
GO—Unlimited Tax (Insured;
AMBAC)	0.00	5/1/14	8,000,000 [a]	7,034,800
Brighton Area Schools,
GO—Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20	1,055,000 [a]	664,713
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; FSA)	7.50	7/1/33	1,000,000	1,237,470
Detroit,
Water Supply System Revenue
(Insured; FGIC) (Prerefunded)	5.75	7/1/11	4,000,000 [b]	4,332,440
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,200,000	902,124
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000	836,005
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000	1,088,610
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	2,250,000	2,145,510
Dickinson County Healthcare
System, HR (Insured; ACA)	5.50	11/1/13	1,905,000	1,925,193
Dickinson County Healthcare
System, HR (Insured; ACA)	5.70	11/1/18	1,800,000	1,806,732
Grand Rapids,
Water Supply System Revenue
(Insured; Assured Guaranty)	5.00	1/1/29	1,000,000	1,047,120
Grand Valley State University,
Revenue (Insured; FGIC)
(Prerefunded)	5.25	12/1/10	3,000,000 [b]	3,158,460
Huron Valley School District,
GO—Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000 [a]	4,437,906

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	2,000,000	2,382,460
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	2,000,000	2,108,180
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.25	7/1/40	2,000,000	1,636,380
Michigan Hospital Finance
Authority, HR (Detroit
Medical Center)	8.13	8/15/12	20,000	20,060
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	500,000	466,010
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group)
(Insured; AMBAC)	6.00	12/1/27	1,500,000	1,534,275
Michigan Municipal Bond Authority,
Clean Water Revolving
Fund Revenue	5.38	10/1/21	10,200,000 [c,d]	11,080,515
Michigan Strategic Fund,
LOR (NSF International Project)	5.13	8/1/19	700,000	703,619
Michigan Strategic Fund,
LOR (NSF International Project)	5.25	8/1/26	2,000,000	1,947,680
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	1,250,000	1,228,562
Michigan Strategic Fund, SWDR
(Genesee Power Station Project)	7.50	1/1/21	2,200,000	1,925,264
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	3,000,000	2,503,770

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000	2,300,260
Pontiac Tax Increment Finance
Authority, Revenue
(Prerefunded)	6.38	6/1/12	3,170,000 [b]	3,612,627
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000	4,594,290
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital
Obligated Group)	6.25	9/1/14	1,500,000	1,639,800
Stockbridge Community Schools,
School Building and Site Bonds
(GO—Unlimited Tax)
(Prerefunded)	5.50	5/1/10	600,000 [b]	615,720
Summit Academy North,
Public School Academy Revenue	5.50	11/1/35	1,500,000	941,730
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; Assured
Guaranty)	5.75	12/1/27	1,000,000	1,004,150
Wayne State University Board of
Governors, General Revenue
(Insured; AMBAC)	5.00	11/15/36	1,000,000	1,005,280
Wayne State University Board of
Governors, General Revenue
(Insured; FSA)	5.00	11/15/30	2,000,000	2,063,080

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related—5.8%
Government of Guam,
GO	6.75	11/15/29	250,000	268,468
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/26	1,360,000	1,350,793
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,750,000	1,838,112
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	1,000,000	1,084,660
Total Long-Term Municipal Investments
(cost $78,220,224)				81,483,118

Short-Term Municipal
Investment—.6%

Michigan;
University of Michigan Regents,
HR, Refunding
(cost $500,000)	0.28	11/1/09	500,000 [e]	500,000

Total Investments (cost $78,720,224)			105.0%	81,983,118
Liabilities, Less Cash and Receivables			(5.0%)	(3,908,368)
Net Assets			100.0%	78,074,750

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2009, this security amounted to $11,080,515 or 14.2% of net assets.
d Collateral for floating rate borrowings.
e Variable rate demand note—rate shown is the interest rate in effect at October 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

10

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	50.8
AA		Aa		AA	4.1
A		A		A	15.9
BBB		Baa		BBB	8.0
BB		Ba		BB	5.6
B		B		B	.3
F1		MIG1/P1		SP1/A1	.7
Not Rated[f]		Not Rated[f]		Not Rated[f]	14.6
					100.0

†	Based on total investments.
f	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2009 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		78,720,224	81,983,118
Interest receivable			1,383,016
Receivable for shares of Beneficial Interest subscribed			18,359
Prepaid expenses			9,705
			83,394,198
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			73,195
Cash overdraft due to Custodian			21,407
Payable for floating rate notes issued—Note 4			5,100,000
Payable for shares of Beneficial Interest redeemed			58,396
Interest and expense payable related
to floating rate notes issued—Note 4			3,904
Accrued expenses			62,546
			5,319,448
Net Assets ($)			78,074,750
Composition of Net Assets ($):
Paid-in capital			75,237,637
Accumulated undistributed investment income—net			5,142
Accumulated net realized gain (loss) on investments			(430,923)
Accumulated net unrealized appreciation
(depreciation) on investments			3,262,894
Net Assets ($)			78,074,750

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	74,451,364	274,468	3,348,918
Shares Outstanding	5,121,387	18,882	230,293
Net Asset Value Per Share ($)	14.54	14.54	14.54

See notes to financial statements.
The Fund 13

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	2,281,991
Expenses:
Management fee—Note 3(a)	219,059
Shareholder servicing costs—Note 3(c)	131,622
Interest and expense related to
floating rate notes issued—Note 4	24,134
Professional fees	19,938
Distribution fees—Note 3(b)	13,574
Registration fees	11,832
Custodian fees—Note 3(c)	7,113
Prospectus and shareholders’ reports	6,963
Trustees’ fees and expenses—Note 3(d)	2,142
Loan commitment fees—Note 2	374
Miscellaneous	11,892
Total Expenses	448,643
Less—reduction in fees due to
earnings credits—Note 1(b)	(1,731)
Net Expenses	446,912
Investment Income—Net	1,835,079
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(803,580)
Net unrealized appreciation (depreciation) on investments	3,528,417
Net Realized and Unrealized Gain (Loss) on Investments	2,724,837
Net Increase in Net Assets Resulting from Operations	4,559,916

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009

Operations ($):
Investment income—net	1,835,079	3,852,375
Net realized gain (loss) on investments	(803,580)	738,900
Net unrealized appreciation
(depreciation) on investments	3,528,417	(4,125,374)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,559,916	465,901
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,757,585)	(3,656,676)
Class B Shares	(5,441)	(28,890)
Class C Shares	(66,911)	(158,070)
Total Dividends	(1,829,937)	(3,843,636)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,577,535	3,618,029
Class B Shares	661	844
Class C Shares	540,730	151,010
Dividends reinvested:
Class A Shares	1,233,393	2,445,469
Class B Shares	2,769	14,667
Class C Shares	44,692	105,873
Cost of shares redeemed:
Class A Shares	(6,376,242)	(8,124,480)
Class B Shares	(127,841)	(734,760)
Class C Shares	(1,085,035)	(541,572)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,189,338)	(3,064,920)
Total Increase (Decrease) in Net Assets	(1,459,359)	(6,442,655)
Net Assets ($):
Beginning of Period	79,534,109	85,976,764
End of Period	78,074,750	79,534,109
Undistributed investment income—net	5,142	—

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009

Capital Share Transactions:
Class Aa
Shares sold	110,034	257,414
Shares issued for dividends reinvested	85,892	175,077
Shares redeemed	(445,136)	(584,660)
Net Increase (Decrease) in Shares Outstanding	(249,210)	(152,169)
Class Ba
Shares sold	44	61
Shares issued for dividends reinvested	193	1,042
Shares redeemed	(9,041)	(52,449)
Net Increase (Decrease) in Shares Outstanding	(8,804)	(51,346)
Class C
Shares sold	38,527	10,764
Shares issued for dividends reinvested	3,111	7,575
Shares redeemed	(76,025)	(38,804)
Net Increase (Decrease) in Shares Outstanding	(34,387)	(20,465)

a	During the period ended October 31, 2009, 4,653 Class B shares representing $65,510 were automatically converted to 4,653 Class A shares and during the period ended April 30, 2009, 17,675 Class B shares representing $246,899 were automatically converted to 17,671 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2009			Year Ended April 30,

Class A Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	14.04	14.60	15.17	14.98	15.28	14.95
Investment Operations:
Investment income—net[a]	.34	.67	.65	.63	.62	.65
Net realized and unrealized
gain (loss) on investments	.49	(.56)	(.57)	.21	(.30)	.33
Total from Investment Operations	.83	.11	.08	.84	.32	.98
Distributions:
Dividends from
investment income—net	(.33)	(.67)	(.65)	(.63)	(.62)	(.65)
Dividends from net realized
gain on investments	—	—	(.00)[b]	(.02)	—	—
Total Distributions	(.33)	(.67)	(.65)	(.65)	(.62)	(.65)
Net asset value, end of period	14.54	14.04	14.60	15.17	14.98	15.28
Total Return (%)[c]	6.00[d]	.85	.56	5.71	2.11	6.68
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09[e]	1.13	1.19	1.16	1.11	1.09
Ratio of net expenses
to average net assets	1.09[e,f]	1.12	1.18	1.15	1.10	1.09[f]
Ratio of interest and expenses
related to floating rate notes
issued to average net assets	.06[e]	.12	.20	.20	.14	.13
Ratio of net investment income
to average net assets	4.64[e]	4.77	4.35	4.17	4.08	4.30
Portfolio Turnover Rate	9.30[d]	12.29	16.23	10.45	17.78	21.12
Net Assets, end of period
($ x 1,000)	74,451	75,427	80,657	91,226	96,826	102,251

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2009			Year Ended April 30,

Class B Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	14.04	14.60	15.16	14.98	15.28	14.95
Investment Operations:
Investment income—net[a]	.27	.55	.55	.54	.54	.57
Net realized and unrealized
gain (loss) on investments	.50	(.55)	(.56)	.21	(.30)	.33
Total from Investment Operations	.77	—	(.01)	.75	.24	.90
Distributions:
Dividends from
investment income—net	(.27)	(.56)	(.55)	(.55)	(.54)	(.57)
Dividends from net realized
gain on investments	—	—	(.00)[b]	(.02)	—	—
Total Distributions	(.27)	(.56)	(.55)	(.57)	(.54)	(.57)
Net asset value, end of period	14.54	14.04	14.60	15.16	14.98	15.28
Total Return (%)[c]	5.56[d]	.10	.00[e]	5.05	1.58	6.14
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.88[f]	1.81	1.80	1.71	1.65	1.62
Ratio of net expenses
to average net assets	1.87[f]	1.80	1.79	1.70	1.63	1.61
Ratio of interest and expenses
related to floating rate notes
issued to average net assets	.06[f]	.12	.20	.20	.14	.13
Ratio of net investment income
to average net assets	3.82[f]	4.02	3.72	3.62	3.55	3.81
Portfolio Turnover Rate	9.30[d]	12.29	16.23	10.45	17.78	21.12
Net Assets, end of period
($ x 1,000)	274	389	1,154	2,167	3,926	6,114

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Amount represents less than .01%.
f	Annualized.
See notes to financial statements.

18

Six Months Ended
October 31, 2009			Year Ended April 30,

Class C Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	14.05	14.61	15.17	14.99	15.28	14.96
Investment Operations:
Investment income—net[a]	.28	.57	.54	.52	.51	.54
Net realized and unrealized
gain (loss) on investments	.49	(.57)	(.56)	.20	(.29)	.32
Total from Investment Operations	.77	—	(.02)	.72	.22	.86
Distributions:
Dividends from
investment income—net	(.28)	(.56)	(.54)	(.52)	(.51)	(.54)
Dividends from net realized
gain on investments	—	—	(.00)[b]	(.02)	—	—
Total Distributions	(.28)	(.56)	(.54)	(.54)	(.51)	(.54)
Net asset value, end of period	14.54	14.05	14.61	15.17	14.99	15.28
Total Return (%)[c]	5.53[d]	.12	(.12)	4.86	1.44	5.84
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.83[e]	1.87	1.93	1.90	1.84	1.82
Ratio of net expenses
to average net assets	1.83[e,f]	1.86	1.92	1.89	1.82	1.82[f]
Ratio of interest and expenses
related to floating rate notes
issued to average net assets	.06[e]	.12	.20	.20	.14	.13
Ratio of net investment income
to average net assets	3.92[e]	4.03	3.61	3.44	3.35	3.59
Portfolio Turnover Rate	9.30[d]	12.29	16.23	10.45	17.78	21.12
Net Assets, end of period
($ x 1,000)	3,349	3,718	4,166	4,309	5,602	5,588

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers nine series including the Dreyfus Michigan Fund (the “fund”).The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

20

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Assets ($)
Investments in Securities:
Municipal Bonds	—	81,983,118	—	81,983,118

22

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2009 was as follows: tax exempt income $3,843,636.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 14, 2009, the $145 million unsecured credit facility with Citibank, N.A., was increased to $215 million and the fund continues participation in the $300 million unsecured credit facility provided by The Bank of New York Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

24

During the period ended October 31, 2009, the Distributor retained $4,835 from commissions earned on sales of the fund’s Class A shares and $541 from CDSCs on redemptions of the fund’s Class B.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2009, Class B and Class C shares were charged $715 and $12,859, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2009, Class A, Class B and Class C shares were charged $94,929, $357 and $4,286, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2009, the fund was charged $17,078 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2009, the fund was charged $1,731 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement to provide custodial services for the fund. During the period ended October 31, 2009, the fund was charged $7,113 pursuant to the custody agreement.

During the period ended October 31, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fee $36,971, Rule 12b-1 distribution plan fees $2,267, shareholder services plan fees $16,805, custodian fees $4,401, chief compliance officer fees $3,897 and transfer agency per account fees $8,854.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2009, amounted to $7,571,949 and $9,904,708, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended October 31,2009, these disclosures did not impact the notes to the financial statements.

26

Inverse Floater Securities: The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended October 31, 2009, was approximately $5,100,000, with related weighted average annualized interest rate of .94%.

At October 31, 2009, accumulated net unrealized appreciation on investments was $3,262,894, consisting of $5,942,678 gross unrealized appreciation and $2,679,784 gross unrealized depreciation.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Plan of Reorganization:

On July 21, 2009 the Board of Trustees of the Trust approved, and on November 19, 2009 the shareholders of the fund approved, an Agreement and Plan of Reorganization (the “Agreement”) between the

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Trust, on behalf of the fund, and Dreyfus Municipal Funds, Inc. on behalf of Dreyfus AMT-Free Municipal Bond Fund, (the “Acquiring Fund”).The Agreement provides for the transfer of the fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the fund, the distribution of shares of the Acquiring Fund to the fund’s shareholders and the subsequent termination of the fund (the “Reorganization”). In anticipation of the Reorganization, effective September 11, 2009, the fund was closed to any investments for new accounts.The Reorganization will take place on or about January 28, 2010.

NOTE 6—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

28

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 21, 2009, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.The Board also considered the Manager’s brokerage policies and practices and the standards applied in seeking best execution.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s yield performance for the past ten one-year periods ended May 31 (2000 - 2009) was equal to or above the Performance Group median for each reported time period except the one-year period ended May 31, 2002, and that the fund’s yield performance was above the Performance Universe median for each reported time period. The Board members noted that the fund’s total return performance for various periods ended May 31, 2009 was above the Performance Group median for the one-year period and below the median for each of the other periods, and above the Performance Universe median for each reported time period except the two-year period, when it was below the median. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years and the Board members noted that the fund equaled or outperformed its Lipper category average in seven of the past ten calendar years, including calendar year 2008. The Board members discussed with representatives of the Manager the reasons for the fund’s total return underperformance compared to the Performance Group median for the applicable periods, and the Manager’s efforts to improve performance. The Board members also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected performance.

30

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s contractual management fee was equal to the Performance Group median, and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund com-plex.The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio. It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was generally satisfied with the fund’s overall perfor- mance and with management’s efforts to improve performance as discussed at this meeting.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

32

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 33

Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund

SEMIANNUAL REPORT October 31, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

16	Statement of Assets and Liabilities

17	Statement of Operations

18	Statement of Changes in Net Assets

20	Financial Highlights

23	Notes to Financial Statements

31	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund, covering the six-month period from May 1, 2009, through October 31, 2009.

Reports of positive U.S. economic growth over the third quarter of 2009 may have signaled the end of the deep recession that technically began in December 2007. Signs that the economy finally has turned a corner include inventory rebuilding among manufacturers and improvements in home sales and prices, while massive government stimulus and favorable supply-and-demand influences have all supported the municipal bond rally in 2009.As expected, funds with the longest average durations and lower-quality portfolios have led the rebound, while AAA-rated and shorter-duration funds have rallied to a lesser extent.

As the financial markets currently appear poised to enter into a new phase, and as government intervention appears to be winding down (at least for the moment), the best strategy for your portfolio depends not only on your view of the economy’s direction,but on your current financial needs,future goals and attitudes toward risk.Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against the taxation and investment risks that may accompany policy changes and unexpected market developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation November 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2009, through October 31, 2009, as provided by Joseph P. Darcy, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2009, the Class A, Class B and Class C shares of Dreyfus Minnesota Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 4.72%, 4.34% and 4.25%,respectively.1 In comparison,the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark Index, which is composed of bonds issued nationally and not solely within Minnesota, achieved a total return of 4.99% for the same period.2

Municipal bonds rallied strongly over the reporting period amid expectations of better economic times and stable credit markets.The fund’s returns were roughly in line with its Index, primarily due to strong performance by the fund’s core, seasoned holdings of municipal bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Minnesota state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Minnesota state income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential.When selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Rebounded Sharply

In the wake of severe market declines stemming from a global financial crisis and recession, the municipal bond market staged an impressive rebound over the reporting period. The rally was fueled by changing investor sentiment, which began to improve in March 2009 as government and monetary authorities’aggressive remedial measures—including historically low interest rates, injections of liquidity into the banking system, the rescues of major corporations and a massive economic stimulus program—seemed to gain traction. Additional evidence of economic stabilization later appeared, supporting a sustained rally through the reporting period’s end. Although most municipal bonds participated in the rally, gains were particularly strong among lower-quality issues that had been punished in the downturn.

Seasoned Holdings Supported Fund Returns

The fund’s core holdings of seasoned bonds produced competitive levels of income that bolstered the fund’s total return. Moreover, we strived to maintain a high level of credit quality.When making new purchases, we generally emphasized higher-rated bonds with maturities in the 15- to 20-year range, which offered most of the yield of longer-term securities but with less volatility.We generally favored bonds backed by dedicated revenue streams, including those from essential municipal services such as sewer and water facilities.

4

Like most other states, Minnesota has continued to struggle with fiscal pressures due to tax revenue shortfalls and greater demand for services in the recession.The state has attempted to bridge its budget gap with spending cuts, payment deferrals and administrative actions designed to achieve one-time revenue enhancements.

Supply-and-Demand Factors Appear Favorable

We have maintained a generally conservative investment posture.With short-term interest rates expected to remain low for some time, credit conditions may be the dominant influence on market sentiment over the foreseeable future.

Despite the lingering impacts of the recession on municipalities, technical factors have supported the market. The supply of newly issued municipal bonds has fallen significantly to date in 2009 compared to one year ago as the Build America Bonds program, part of the economic stimulus package, has diverted a substantial portion of new issuance to the taxable bond market.At the same time, demand for municipal bonds has intensified from investors concerned about the likelihood of higher income taxes.We expect this favorable supply-and-demand dynamic to persist into 2010.

November 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Minnesota residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2009
	Class A	Class B	Class C

Expenses paid per $1,000†	$ 4.85	$ 7.83	$ 8.75
Ending value (after expenses)	$1,047.20	$1,043.40	$1,042.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2009
	Class A	Class B	Class C

Expenses paid per $1,000†	$ 4.79	$ 7.73	$ 8.64
Ending value (after expenses)	$1,020.47	$1,017.54	$1,016.64

† Expenses are equal to the fund’s annualized expense ratio of .94% for Class A, 1.52% for Class B and 1.70% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—95.5%	Rate (%)	Date	Amount ($)		Value ($)

Minnesota—91.8%
Andover Economic Development
Authority, Public Facility LR
(City of Andover
Community Center)	5.20	2/1/34	885,000		974,527
Andover Economic Development
Authority, Public Facility LR
(City of Andover
Community Center)	5.20	2/1/34	615,000		677,213
Blooming Prairie Independent
School District Number 756, GO
School Building Bonds
(Minnesota School District
Credit Enhancement Program)
(Insured; National Public
Finance Guarantee Corp.)	4.75	1/1/27	1,900,000		1,988,559
Bloomington Independent School
District Number 271, GO
(Minnesota School District
Credit Enhancement
Program) (Insured; FSA)	5.13	2/1/24	2,000,000		2,159,960
Chaska,
Electric Revenue (Generating
Facilities)	5.00	10/1/30	1,135,000		1,151,208
Chaska,
Electric Revenue (Generating
Facilities) (Prerefunded)	6.00	10/1/10	3,000,000	[a]	3,151,020
Columbia Heights,
MFHR (Crest View ONDC 1
Project) (Collateralized;
GNMA) (Prerefunded)	6.63	10/20/12	1,485,000	[a]	1,795,484
Coon Rapids,
Multifamily Rental Housing
Revenue (GNMA Collateralized
Mortgage Loan—Mississippi
View Apartments Project)
(Collateralized; FHA)	4.95	10/20/41	2,700,000		2,575,098
Dakota County Community
Development Agency, MFHR
(Grande Market Place Project)
(Collateralized; GNMA)	5.40	11/20/43	3,000,000		3,009,090

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Minnesota (continued)
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	851,808	867,464
Falcon Heights,
LR (Kaleidoscope Charter
School Project)	6.00	11/1/27	400,000	347,640
Falcon Heights,
LR (Kaleidoscope Charter
School Project)	6.00	11/1/37	400,000	327,792
Hennepin County,
Second Lien Sales Tax Revenue
(Ballpark Project)	5.00	12/15/29	1,500,000	1,595,085
Lake Superior Independent School
District Number 381, GO
(Minnesota School District
Credit Enhancement Program)
(Insured; FSA)	5.00	4/1/20	2,510,000	2,741,096
Lake Superior Independent School
District Number 381, GO
(Minnesota School District
Credit Enhancement Program)
(Insured; FSA)	5.00	4/1/21	2,640,000	2,883,065
Lakeville Independent School
District Number 194, GO
(Minnesota School District
Credit Enhancement Program)
(Insured; FGIC)	5.50	2/1/24	8,700,000	9,641,253
Mahtomedi Independent School
District Number 832, GO
(Minnesota School District
Credit Enhancement Program)
(Insured; National Public
Finance Guarantee Corp.)	0.00	2/1/17	1,275,000 [b]	1,001,347
Minneapolis,
GO	0.00	12/1/14	1,825,000 [b]	1,628,703
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty)	6.50	11/15/38	3,000,000	3,386,910

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Minnesota (continued)
Minneapolis,
MFHR (Sumner Field Phase II,
L.P. Project) (Collateralized;
GNMA)	5.15	2/20/45	1,575,000	1,537,326
Minneapolis,
Revenue (Blake School Project)	5.45	9/1/21	2,000,000	2,036,180
Minneapolis,
Tax Increment Revenue (Saint
Anthony Falls Project)	5.75	2/1/27	1,000,000	872,180
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000	1,028,690
Minneapolis and Saint Paul
Housing and Redevelopment
Authority, Health Care
Facility Revenue
(HealthPartners
Obligated Group Project)	6.00	12/1/20	2,290,000	2,342,166
Minneapolis and Saint Paul
Metropolitan Airports
Commission, Airport Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	1/1/18	3,000,000	3,046,560
Minneapolis and Saint Paul
Metropolitan Airports
Commission, Senior
Airport Revenue	5.00	1/1/22	2,000,000 [c]	2,004,240
Minnesota,
Retirement System Building
Revenue	6.00	6/1/30	1,475,000	1,502,199
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	153,045
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)
(Prerefunded)	6.38	11/15/10	3,850,000 [a]	4,128,278

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Minnesota (continued)
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical Lutheran
Project)	6.00	2/1/22	1,130,000	1,162,341
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical Lutheran
Project)	6.00	2/1/27	1,750,000	1,788,833
Minnesota Higher Education
Facilities Authority, Revenue
(Augsburg College)	5.00	5/1/36	1,500,000	1,390,110
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	4/1/29	1,000,000	1,035,670
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.00	1/1/20	2,800,000	2,838,304
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	4.65	7/1/22	2,330,000	2,307,865
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	4.85	7/1/31	2,000,000	1,917,020
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.00	1/1/37	750,000	758,392
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.10	7/1/38	2,000,000	1,932,640
Minnesota Housing Finance Agency,
SFMR	5.80	1/1/19	740,000	760,380
Minnesota Housing Finance Agency,
SFMR	6.10	7/1/30	1,820,000	1,853,433
Minnesota Housing Finance Agency,
SFMR (Insured; National Public
Finance Guarantee Corp.)	5.45	1/1/22	400,000	418,848
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/35	1,500,000	1,515,240
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/37	2,000,000	2,020,760

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Minnesota (continued)
Northfield,
HR	5.38	11/1/31	2,240,000		2,044,739
Northfield,
HR (Prerefunded)	6.00	11/1/11	2,000,000	[a]	2,193,520
Ramsey,
LR (Pact Charter School
Project)	6.75	12/1/33	1,000,000		911,220
Rosemount-Apple Valley-Eagan
Independent School District
Number 196, GO (Minnesota
School District Credit
Enhancement Program) (Insured;
National Public Finance
Guarantee Corp.)	0.00	4/1/14	2,960,000	[b]	2,666,723
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty)	5.50	5/1/39	2,000,000		2,052,840
Saint Cloud Housing and
Redevelopment Authority,
Revenue (State University
Foundation Project)	5.13	5/1/18	1,500,000		1,565,985
Saint Louis Park,
Health Care Facilities
Revenue (Park Nicollet
Health Services)	5.75	7/1/30	1,000,000		1,039,330
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	250,000		222,955
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)
(Insured; ACA)	5.70	11/1/15	1,770,000		1,761,221
Saint Paul Housing and
Redevelopment Authority,
MFHR (Wellington Project)
(Collateralized; FHLMC)	5.10	2/1/24	2,000,000		2,016,500

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Minnesota (continued)
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Block 19
Ramp) (Insured; FSA)	5.25	8/1/23	3,395,000		3,462,594
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		758,423
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[b]	2,220,019
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	1/1/26	4,625,000	[b]	2,161,540
Todd, Morrison, Cass and Wadena
Counties United Hospital
District, Health Care Facility
Revenue (Lakewood Health
System)	5.00	12/1/21	1,000,000		1,034,870
Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	2/1/32	2,000,000		2,031,960
Washington County Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)
(Insured; ACA)	5.38	11/15/18	2,215,000		2,075,477
Willmar,
HR (Rice Memorial Hospital
Project) (Insured; FSA)	5.00	2/1/32	4,000,000		4,064,440
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.15	7/1/31	1,500,000		1,343,055
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/34	2,500,000		2,449,350

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

U.S. Related—3.7%
Government of Guam,
GO	6.75	11/15/29	500,000		536,935
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	2,000,000		2,012,160
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,250,000		2,363,287
Total Long-Term Municipal Investments
(cost $119,031,648)					125,242,357

Short-Term Municipal
Investments—3.3%

Minnesota:
Minneapolis,
Revenue (Guthrie Theater on
the River Project) (LOC; Wells
Fargo Bank)	0.17	11/7/09	70,000	[d]	70,000
Minneapolis,
Revenue (Minnehaha Academy
Project) (LOC; Firstar Bank NA)	0.20	11/1/09	2,200,000	[d]	2,200,000
Saint Paul Housing and
Redevelopment Authority,
Revenue (Minnesota Public
Radio Project) (LOC; Allied
Irish Banks)	0.35	11/1/09	2,030,000	[d]	2,030,000
Total Short-Term Municipal Investments
(cost $4,300,000)					4,300,000

Total Investments (cost $123,331,648)			98.8%		129,542,357
Cash and Receivables (Net)			1.2%		1,579,860
Net Assets			100.0%		131,122,217

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Purchased on a delayed delivery basis.
d Variable rate demand note—rate shown is the interest rate in effect at October 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	22.9
AA		Aa		AA	36.1
A		A		A	22.9
BBB		Baa		BBB	9.0
BB		Ba		BB	1.8
B		B		B	.4
F1		MIG1/P1		SP1/A1	1.6
Not Rated[e]		Not Rated[e]		Not Rated[e]	5.3
					100.0

†	Based on total investments.
e	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2009 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		123,331,648	129,542,357
Cash			1,730,544
Interest receivable			1,834,229
Receivable for shares of Beneficial Interest subscribed			214,508
Prepaid expenses			11,628
			133,333,266
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			111,255
Payable for investment securities purchased			2,000,000
Payable for shares of Beneficial Interest redeemed			66,650
Accrued expenses			33,144
			2,211,049
Net Assets ($)			131,122,217
Composition of Net Assets ($):
Paid-in capital			126,101,122
Accumulated undistributed investment income—net			18,906
Accumulated net realized gain (loss) on investments			(1,208,520)
Accumulated net unrealized appreciation
(depreciation) on investments			6,210,709
Net Assets ($)			131,122,217

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	123,160,448	955,900	7,005,869
Shares Outstanding	8,177,844	63,368	464,445
Net Asset Value Per Share ($)	15.06	15.08	15.08

See notes to financial statements.

16

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	3,155,697
Expenses:
Management fee—Note 3(a)	352,532
Shareholder servicing costs—Note 3(c)	191,695
Distribution fees—Note 3(b)	27,749
Professional fees	18,504
Registration fees	12,526
Custodian fees—Note 3(c)	9,560
Prospectus and shareholders’ reports	3,284
Trustees’ fees and expenses—Note 3(d)	2,882
Loan commitment fees—Note 2	545
Interest expense—Note 2	32
Miscellaneous	12,030
Total Expenses	631,339
Less—reduction in fees due to earnings credits—Note 1(b)	(1,390)
Net Expenses	629,949
Investment Income—Net	2,525,748
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(815,830)
Net unrealized appreciation (depreciation) on investments	4,120,545
Net Realized and Unrealized Gain (Loss) on Investments	3,304,715
Net Increase in Net Assets Resulting from Operations	5,830,463

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009

Operations ($):
Investment income—net	2,525,748	5,002,909
Net realized gain (loss) on investments	(815,830)	(288,856)
Net unrealized appreciation (depreciation)
on investments	4,120,545	(1,413,249)
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,830,463	3,300,804
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,380,299)	(4,687,154)
Class B Shares	(22,999)	(114,752)
Class C Shares	(103,544)	(182,171)
Net realized gain on investments:
Class A Shares	—	(479,288)
Class B Shares	—	(10,008)
Class C Shares	—	(22,307)
Total Dividends	(2,506,842)	(5,495,680)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	9,680,314	19,491,309
Class B Shares	22,044	264,745
Class C Shares	796,766	1,387,909
Dividends reinvested:
Class A Shares	1,848,897	3,904,404
Class B Shares	11,962	50,015
Class C Shares	67,496	117,018
Cost of shares redeemed:
Class A Shares	(5,847,017)	(12,449,935)
Class B Shares	(835,263)	(3,473,025)
Class C Shares	(80,358)	(269,117)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	5,664,841	9,023,323
Total Increase (Decrease) in Net Assets	8,988,462	6,828,447
Net Assets ($):
Beginning of Period	122,133,755	115,305,308
End of Period	131,122,217	122,133,755
Undistributed investment income—net	18,906	—

18

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009

Capital Share Transactions:
Class Aa
Shares sold	649,951	1,345,308
Shares issued for dividends reinvested	123,952	273,982
Shares redeemed	(389,347)	(871,788)
Net Increase (Decrease) in Shares Outstanding	384,556	747,502
Class Ba
Shares sold	1,455	18,736
Shares issued for dividends reinvested	802	3,496
Shares redeemed	(55,911)	(241,966)
Net Increase (Decrease) in Shares Outstanding	(53,654)	(219,734)
Class C
Shares sold	53,171	98,153
Shares issued for dividends reinvested	4,517	8,215
Shares redeemed	(5,385)	(19,061)
Net Increase (Decrease) in Shares Outstanding	52,303	87,307

a	During the period ended October 31, 2009, 13,792 Class B shares representing $209,598 were automatically converted to 13,816 Class A shares and during the period ended April 30, 2009, 67,116 Class B shares representing $982,232 were automatically converted to 67,222 Class A shares.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2009			Year Ended April 30,

Class A Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	14.67	14.96	15.32	15.17	15.42	15.19
Investment Operations:
Investment income—net[a]	.30	.63	.64	.64	.64	.64
Net realized and unrealized gain
(loss) on investments	.39	(.24)	(.36)	.17	(.25)	.40
Total from Investment Operations	.69	.39	.28	.81	.39	1.04
Distributions:
Dividends from investment
income—net	(.30)	(.62)	(.64)	(.64)	(.64)	(.65)
Dividends from net realized gain
on investments	—	(.06)	—	(.02)	—	(.16)
Total Distributions	(.30)	(.68)	(.64)	(.66)	(.64)	(.81)
Net asset value, end of period	15.06	14.67	14.96	15.32	15.17	15.42
Total Return (%)[b]	4.72[c]	2.89	1.86	5.44	2.58	6.99
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94[d]	.98	1.11	1.10	1.08	1.02
Ratio of net expenses
to average net assets	.94[d,e]	.98[e]	1.10	1.09	1.07	1.01
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—[d]	.02	.15	.17	.13	.07
Ratio of net investment income
to average net assets	3.99[d]	4.35	4.21	4.18	4.19	4.21
Portfolio Turnover Rate	1.90[c]	14.21	14.69	5.27	7.24	9.86
Net Assets, end of period
($ x 1,000)	123,160 114,357		105,393	103,737	102,510	107,083

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

20

Six Months Ended
October 31, 2009			Year Ended April 30,

Class B Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	14.70	14.98	15.35	15.19	15.44	15.22
Investment Operations:
Investment income—net[a]	.25	.54	.56	.56	.56	.56
Net realized and unrealized gain
(loss) on investments	.38	(.21)	(.37)	.18	(.24)	.39
Total from Investment Operations	.63	.33	.19	.74	.32	.95
Distributions:
Dividends from investment
income—net	(.25)	(.55)	(.56)	(.56)	(.57)	(.57)
Dividends from net realized gain
on investments	—	(.06)	—	(.02)	—	(.16)
Total Distributions	(.25)	(.61)	(.56)	(.58)	(.57)	(.73)
Net asset value, end of period	15.08	14.70	14.98	15.35	15.19	15.44
Total Return (%)[b]	4.34[c]	2.41	1.26	4.98	2.06	6.36
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.52[d]	1.52	1.62	1.61	1.59	1.53
Ratio of net expenses
to average net assets	1.52[d,e]	1.52[e]	1.61	1.59	1.58	1.52
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—[d]	.02	.15	.17	.13	.07
Ratio of net investment income
to average net assets	3.42[d]	3.83	3.70	3.67	3.68	3.70
Portfolio Turnover Rate	1.90[c]	14.21	14.69	5.27	7.24	9.86
Net Assets, end of period
($ x 1,000)	956	1,720	5,046	9,088	10,420	12,621

a Based on average shares outstanding at each month end. b Exclusive of sales charge. c Not annualized. d Annualized. e Expense waivers and/or reimbursements amounted to less than .01%. See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2009			Year Ended April 30,

Class C Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	14.70	14.98	15.35	15.19	15.44	15.21
Investment Operations:
Investment income—net[a]	.24	.51	.52	.53	.53	.53
Net realized and unrealized gain
(loss) on investments	.38	(.21)	(.37)	.18	(.25)	.39
Total from Investment Operations	.62	.30	.15	.71	.28	.92
Distributions:
Dividends from investment
income—net	(.24)	(.52)	(.52)	(.53)	(.53)	(.53)
Dividends from net realized gain
on investments	—	(.06)	—	(.02)	—	(.16)
Total Distributions	(.24)	(.58)	(.52)	(.55)	(.53)	(.69)
Net asset value, end of period	15.08	14.70	14.98	15.35	15.19	15.44
Total Return (%)[b]	4.25[c]	2.18	1.03	4.72	1.81	6.18
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70[d]	1.75	1.86	1.85	1.83	1.77
Ratio of net expenses to
average net assets	1.70[d,e]	1.75[e]	1.86[e]	1.84	1.82	1.76
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—[d]	.02	.15	.17	.13	.07
Ratio of net investment income
to average net assets	3.22[d]	3.57	3.44	3.43	3.43	3.45
Portfolio Turnover Rate	1.90[c]	14.21	14.69	5.27	7.24	9.86
Net Assets, end of period
($ x 1,000)	7,006	6,057	4,867	4,148	4,398	4,542

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers nine series including the Dreyfus Minnesota Fund (the “fund”).TheTrust’s investment objective is to maximize current income exempt from federal and, where applicable, State income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board ofTrustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of:yields or prices of municipal securities of comparable quality,coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly trans-

24

action between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Assets ($)
Investments in Securities:
Municipal Bonds	—	129,542,357	—	129,542,357

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

26

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2009 was as follows: tax exempt income $4,981,525, ordinary income $45,652 and long term-term capital gains $468,503.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 14, 2009, the $145 million unsecured credit facility with Citibank, N.A., was increased to $215 million and the fund continues participation in the $300 million unsecured credit facility provided by The Bank of New York Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2009, was approximately $2,100 with a related weighted average annualized interest rate of 1.52%.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2009, the Distributor retained $4,357 from commissions earned on sales of the fund’s Class A shares and $2,936 and $110 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2009, Class B and Class C shares were charged $3,396 and $24,353, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2009, Class A, Class B and Class C shares were charged $150,426, $1,698 and $8,118, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the

28

fund. During the period ended October 31, 2009, the fund was charged $15,153 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2009, the fund was charged $1,390 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2009, the fund was charged $9,560 pursuant to the custody agreement.

During the period ended October 31, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $61,311, Rule 12b-1 distribution plan fees $4,785, shareholder services plan fees $27,869, custodian fees $4,670, chief compliance officer fees $3,897 and transfer agency per account fees $8,723.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2009, amounted to $9,717,733 and $2,284,475, respectively.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended October 31,2009, these disclosures did not impact the notes to the financial statements.

At October 31, 2009, accumulated net unrealized appreciation on investments was $6,210,709, consisting of $7,323,751 gross unrealized appreciation and $1,113,042 gross unrealized depreciation.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

30

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 21, 2009, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc. an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s yield performance for the past ten one-year periods ended May 31 (2000 - 2009) was equal to or above the Performance Group median for the corresponding time periods, except the one-year periods ended May 31, 2001 and 2002, when it was below the median, and that the fund’s yield performance was above the Performance Universe median for each reported time period.The Board members noted that the fund’s total return performance for various periods ended May 31, 2009 was above the Performance Group and Performance Universe medians for each of the reported time periods. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, and the board members noted that the fund had outperformed its Lipper category average in nine of the past ten calendar years.

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s contractual management fee was equal to the Expense Group median and above the Expense Universe median, and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

32

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

34

NOTES

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statement of Changes in Net Assets

17	Financial Highlights

20	Notes to Financial Statements

28	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus North Carolina Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this last report for Dreyfus State Municipal Bond Funds, Dreyfus North Carolina Fund, covering the six-month period from May 1, 2009, through October 31, 2009.

Reports of positive U.S. economic growth over the third quarter of 2009 may have signaled the end of the deep recession that technically began in December 2007. Signs that the economy finally has turned a corner include inventory rebuilding among manufacturers and improvements in home sales and prices, while massive government stimulus and favorable supply-and-demand influences have all supported the municipal bond rally in 2009.As expected, funds with the longest average durations and lower-quality portfolios have led the rebound, while AAA-rated and shorter-duration funds have rallied to a lesser extent.

As the financial markets currently appear poised to enter into a new phase, and as government intervention appears to be winding down (at least for the moment), the best strategy for your portfolio depends not only on your view of the economy’s direction,but on your current financial needs,future goals and attitudes toward risk.Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against the taxation and investment risks that may accompany policy changes and unexpected market developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation November 20, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2009, through October 31, 2009, as provided by James Welch, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2009, the Class A, Class B and Class C shares of Dreyfus North Carolina Fund, a series of Dreyfus State Municipal Bond Funds,produced total returns of 4.88%,4.57% and 4.48%,respectively.1 In comparison,the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark Index, which is composed of bonds issued nationally and not solely within North Carolina, achieved a total return of 4.99% for the same period.2

Municipal bonds rallied strongly over the reporting period amid expectations of better economic times and stable credit markets.The fund’s returns were roughly in line with its Index, primarily due to strong performance by the fund’s core, seasoned holdings of municipal bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and North Carolina state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from North Carolina state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Rebounded Sharply

In the wake of severe market declines stemming from a global financial crisis and recession, the municipal bond market staged an impressive rebound over the reporting period. The rally was fueled by changing investor sentiment, which began to improve in March 2009 as government and monetary authorities’ aggressive remedial measures—including historically low interest rates, injections of liquidity into the banking system, the rescues of major corporations and a massive economic stimulus program—seemed to gain traction.Additional evidence of economic stabilization later appeared, supporting a sustained rally through the reporting period’s end. Although most municipal bonds participated in the rally, gains were particularly strong among lower-quality issues that had been punished in the downturn.

Seasoned Holdings Supported Fund Returns

The fund’s core holdings of seasoned bonds produced competitive levels of income that bolstered the fund’s total return. Moreover, we strived to maintain a high level of credit quality.When making new purchases, we generally emphasized higher-rated bonds with maturities in the 15- to 20-year range, which offered most of the yield of longer-term securities but with less volatility.We generally favored bonds backed by dedicated revenue streams, including those from essential municipal services such as sewer and water facilities.

4

Like most other states, North Carolina has continued to struggle with fiscal pressures due to tax revenue shortfalls and greater demand for services in the recession.The state has attempted to bridge its budget gaps with spending cuts and payments from the federal economic stimulus program.

Important Information About the Fund

An agreement and plan of Reorganization to merge the fund into Dreyfus AMT-Free Municipal Bond Fund (the “Acquiring Fund”) was approved at a Special Meeting of Shareholders held on November 19, 2009.As a result, effective on or about January 26, 2010, the fund will transfer its asset into the Acquiring Fund, in a tax-free exchange for shares of the acquiring fund, and will subsequently cease operation.

November 20, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-North Carolina residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus North Carolina Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2009
	Class A	Class B	Class C

Expenses paid per $1,000†	$ 5.22	$ 8.51	$ 9.17
Ending value (after expenses)	$1,048.80	$1,045.70	$1,044.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2009
	Class A	Class B	Class C

Expenses paid per $1,000†	$ 5.14	$ 8.39	$ 9.05
Ending value (after expenses)	$1,020.11	$1,016.89	$1,016.23

† Expenses are equal to the fund’s annualized expense ratio of 1.01% for Class A, 1.65% for Class B and 1.78% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—96.4%	Rate (%)	Date	Amount ($)	Value ($)

North Carolina—87.4%
Appalachian State University,
Housing and Student
Center System Revenue
(Insured; FSA) (Prerefunded)	5.60	7/15/10	1,000,000 [a]	1,046,410
Cabarrus County,
COP (Installment
Financing Contract)	5.50	4/1/14	2,000,000	2,124,640
Charlotte,
GO	5.00	7/1/21	1,525,000	1,593,442
Charlotte,
GO	5.00	7/1/22	2,110,000	2,198,367
Charlotte,
Storm Water Fee Revenue
(Prerefunded)	6.00	6/1/10	2,000,000 [a]	2,086,980
Charlotte,
Water and Sewer System Revenue	5.00	7/1/34	1,000,000	1,056,060
Charlotte,
Water and Sewer System Revenue	4.63	7/1/36	1,000,000	1,014,850
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)	5.00	1/15/39	1,000,000	983,330
Durham,
Water and Sewer Utility
System Revenue	5.25	6/1/21	1,620,000	1,908,392
Durham County,
GO Public Improvement Bonds	5.00	6/1/18	1,000,000	1,124,350
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000	1,052,630
Johnston County,
GO (Insured; National Public
Finance Guarantee Corp.)	4.50	2/1/25	1,250,000	1,285,175
Monroe,
COP (Installment Financing
Agreement) (Insured;
Assured Guaranty)	5.50	3/1/39	1,000,000	1,039,130
New Hanover County,
GO Public Improvement
Bonds (Prerefunded)	5.75	11/1/10	1,700,000 [a]	1,826,616

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Carolina (continued)
North Carolina,
Capital Improvement Limited
Obligation Bonds	5.00	5/1/28	2,205,000	2,389,691
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (Wake
Forest University)	5.00	1/1/38	1,000,000	1,042,890
North Carolina Capital Facilities
Finance Agency, Revenue (Duke
University Project)	5.00	10/1/38	1,005,000	1,051,451
North Carolina Capital Facilities
Finance Agency, Revenue (Duke
University Project) (Prerefunded)	5.13	10/1/12	1,000,000 [a]	1,117,310
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	5.00	1/1/26	1,000,000	1,022,080
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000	1,142,340
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)
(Prerefunded)	6.75	1/1/10	3,000,000 [a]	3,062,580
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (DePaul Community
Facilities Project) (Prerefunded)	7.63	11/1/09	2,005,000 [a]	2,045,501
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Pennybyrn at
Maryfield Project)	6.13	10/1/35	1,000,000	732,660
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000	1,158,914
North Carolina Medical Care
Commission, Health Care Facilities
Revenue (University Health
Systems of Eastern Carolina)	6.25	12/1/33	1,750,000	1,914,763

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

North Carolina (continued)
North Carolina Medical Care
Commission, HR
(NorthEast Medical
Center Project) (Insured;
AMBAC) (Prerefunded)	5.50	11/1/10	1,000,000	[a]	1,058,240
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC) (Prerefunded)	5.50	11/1/10	2,000,000	[a]	2,116,480
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000		2,021,160
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	[b]	2,327,971
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Cypress Glen
Retirement Community)	6.00	10/1/33	1,000,000		788,210
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project) (Prerefunded)	6.50	7/1/13	1,000,000	[a]	1,182,760
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	3,250,000		3,077,360
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.00	1/1/30	1,000,000		1,011,670
Oak Island,
Enterprise System Revenue
(Insured; Assured Guaranty)	6.00	6/1/34	1,000,000		1,075,370
Orange Water and Sewer
Authority, Water and
Sewer System Revenue	5.00	7/1/31	1,000,000		1,045,760
Raleigh,
Combined Enterprise
System Revenue	5.00	3/1/31	1,175,000		1,239,120

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Carolina (continued)
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.00	10/1/34	1,000,000	1,030,730
Winston Salem,
COP	4.75	6/1/31	1,000,000	997,280
U.S. Related—9.0%
Government of Guam,
GO	6.75	11/15/29	250,000	268,467
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	1,000,000	958,410
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000	1,313,317
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,000,000	1,006,080
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC) (Prerefunded)	5.00	7/1/15	1,000,000 [a]	1,151,040
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,000,000	1,050,350

Total Investments (cost $59,696,155)			96.4%	61,740,327

Cash and Receivables (Net)			3.6%	2,312,901

Net Assets			100.0%	64,053,228

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.

10

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	34.3
AA		Aa		AA	25.4
A		A		A	16.7
BBB		Baa		BBB	3.8
BB		Ba		BB	1.6
B		B		B	.4
Not Rated[c]		Not Rated[c]		Not Rated[c]	17.8
					100.0

†	Based on total investments.
c	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2009 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		59,696,155	61,740,327
Cash			1,399,078
Interest receivable			1,042,873
Receivable for shares of Beneficial Interest subscribed			2,795
Prepaid expenses			10,329
			64,195,402
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			61,147
Payable for shares of Beneficial Interest redeemed			47,528
Accrued expenses			33,499
			142,174
Net Assets ($)			64,053,228
Composition of Net Assets ($):
Paid-in capital			61,730,841
Accumulated undistributed investment income—net			900
Accumulated net realized gain (loss) on investments			277,315
Accumulated net unrealized appreciation
(depreciation) on investments			2,044,172
Net Assets ($)			64,053,228

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	59,644,422	610,026	3,798,780
Shares Outstanding	4,387,780	44,915	279,407
Net Asset Value Per Share ($)	13.59	13.58	13.60

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	1,707,790
Expenses:
Management fee—Note 3(a)	182,149
Shareholder servicing costs—Note 3(c)	102,648
Professional fees	17,594
Distribution fees—Note 3(b)	15,360
Registration fees	11,562
Custodian fees—Note 3(c)	6,359
Prospectus and shareholders’ reports	2,820
Trustees’ fees and expenses—Note 3(d)	1,559
Loan commitment fees—Note 2	292
Miscellaneous	10,218
Total Expenses	350,561
Less—reduction in fees due to
earnings credits—Note 1(b)	(1,002)
Net Expenses	349,559
Investment Income—Net	1,358,231
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	516,489
Net unrealized appreciation (depreciation) on investments	1,314,939
Net Realized and Unrealized Gain (Loss) on Investments	1,831,428
Net Increase in Net Assets Resulting from Operations	3,189,659

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009

Operations ($):
Investment income—net	1,358,231	2,602,375
Net realized gain (loss) on investments	516,489	(220,398)
Net unrealized appreciation
(depreciation) on investments	1,314,939	(1,458,318)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,189,659	923,659
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,282,935)	(2,463,298)
Class B Shares	(14,485)	(55,408)
Class C Shares	(59,911)	(82,627)
Total Dividends	(1,357,331)	(2,601,333)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	3,211,871	9,457,543
Class B Shares	19,947	39,452
Class C Shares	689,571	1,356,633
Dividends reinvested:
Class A Shares	904,735	1,579,942
Class B Shares	12,241	38,212
Class C Shares	37,858	50,120
Cost of shares redeemed:
Class A Shares	(6,032,267)	(7,701,285)
Class B Shares	(418,609)	(1,623,447)
Class C Shares	(185,003)	(128,189)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,759,656)	3,068,981
Total Increase (Decrease) in Net Assets	72,672	1,391,307
Net Assets ($):
Beginning of Period	63,980,556	62,589,249
End of Period	64,053,228	63,980,556
Undistributed investment income—net	900	—

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009

Capital Share Transactions:
Class Aa
Shares sold	240,110	717,854
Shares issued for dividends reinvested	67,024	120,251
Shares redeemed	(442,839)	(590,143)
Net Increase (Decrease) in Shares Outstanding	(135,705)	247,962
Class Ba
Shares sold	1,492	3,075
Shares issued for dividends reinvested	909	2,901
Shares redeemed	(31,059)	(122,270)
Net Increase (Decrease) in Shares Outstanding	(28,658)	(116,294)
Class C
Shares sold	51,195	103,014
Shares issued for dividends reinvested	2,802	3,819
Shares redeemed	(13,500)	(9,882)
Net Increase (Decrease) in Shares Outstanding	40,497	96,951

a	During the period ended October 31, 2009, 10,594 Class B shares representing $142,349 were automatically converted to 10,586 Class A shares and during the period ended April 30, 2009, 76,104 Class B shares representing $1,010,611, were automatically converted to 76,045 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2009			Year Ended April 30,

Class A Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	13.23	13.58	13.89	13.76	14.04	13.71
Investment Operations:
Investment income—net[a]	.28	.56	.57	.56	.56	.53
Net realized and unrealized
gain (loss) on investments	.36	(.35)	(.29)	.16	(.28)	.33
Total from Investment Operations	.64	.21	.28	.72	.28	.86
Distributions:
Dividends from
investment income—net	(.28)	(.56)	(.57)	(.57)	(.56)	(.53)
Dividends from net realized
gain on investments	—	—	(.02)	(.02)	—	—
Total Distributions	(.28)	(.56)	(.59)	(.59)	(.56)	(.53)
Net asset value, end of period	13.59	13.23	13.58	13.89	13.76	14.04
Total Return (%)[b]	4.88[c]	1.63	2.05	5.31	2.01	6.36
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01[d]	1.05	1.00	.99	.99	.98
Ratio of net expenses
to average net assets	1.01[d,e]	1.04	.99	.99	.99	.98[e]
Ratio of net investment income
to average net assets	4.15[d]	4.22	4.13	4.07	4.01	3.79
Portfolio Turnover Rate	12.03[c]	12.88	—	20.35	37.61	38.85
Net Assets, end of period
($ x 1,000)	59,644	59,846	58,083	60,553	60,682	62,461
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2009			Year Ended April 30,

Class B Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	13.22	13.57	13.88	13.75	14.03	13.70
Investment Operations:
Investment income—net[a]	.24	.46	.48	.49	.48	.45
Net realized and unrealized
gain (loss) on investments	.36	(.33)	(.28)	.15	(.27)	.34
Total from Investment Operations	.60	.13	.20	.64	.21	.79
Distributions:
Dividends from
investment income—net	(.24)	(.48)	(.49)	(.49)	(.49)	(.46)
Dividends from net realized
gain on investments	—	—	(.02)	(.02)	—	—
Total Distributions	(.24)	(.48)	(.51)	(.51)	(.49)	(.46)
Net asset value, end of period	13.58	13.22	13.57	13.88	13.75	14.03
Total Return (%)[b]	4.57[c]	1.04	1.48	4.76	1.49	5.82
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.65[d]	1.61	1.56	1.51	1.51	1.49
Ratio of net expenses
to average net assets	1.65[d,e]	1.60	1.54	1.51	1.51	1.49[e]
Ratio of net investment income
to average net assets	3.56[d]	3.64	3.58	3.56	3.49	3.28
Portfolio Turnover Rate	12.03[c]	12.88	—	20.35	37.61	38.85
Net Assets, end of period
($ x 1,000)	610	973	2,577	5,330	7,430	10,366

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

18

Six Months Ended
October 31, 2009			Year Ended April 30,

Class C Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	13.24	13.59	13.90	13.77	14.05	13.71
Investment Operations:
Investment income—net[a]	.23	.45	.46	.46	.45	.42
Net realized and unrealized
gain (loss) on investments	.36	(.35)	(.29)	.15	(.28)	.34
Total from Investment Operations	.59	.10	.17	.61	.17	.76
Distributions:
Dividends from
investment income—net	(.23)	(.45)	(.46)	(.46)	(.45)	(.42)
Dividends from net realized
gain on investments	—	—	(.02)	(.02)	—	—
Total Distributions	(.23)	(.45)	(.48)	(.48)	(.45)	(.42)
Net asset value, end of period	13.60	13.24	13.59	13.90	13.77	14.05
Total Return (%)[b]	4.48[c]	.85	1.24	4.51	1.25	5.64
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.78[d]	1.82	1.79	1.76	1.75	1.73
Ratio of net expenses
to average net assets	1.77[d]	1.81	1.77	1.76	1.75	1.73[e]
Ratio of net investment income
to average net assets	3.37[d]	3.43	3.33	3.31	3.25	3.04
Portfolio Turnover Rate	12.03[c]	12.88	—	20.35	37.61	38.85
Net Assets, end of period
($ x 1,000)	3,799	3,162	1,929	1,590	1,678	2,287

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers nine series, including the Dreyfus North Carolina Fund (the “fund”).The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

20

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Assets ($)
Investments in Securities:
Municipal Bonds	—	61,740,327	—	61,740,327

22

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $159,002 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2009. If not applied, $7,970 of the carryover expires in fiscal 2016 and $151,032 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2009 was as follows: tax exempt income $2,601,149 and ordinary income $184.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of NewYork Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 14, 2009, the $145 million unsecured credit facility with Citibank, N.A., was increased to $215 million and the fund continues participation in the $300 million unsecured credit facility provided by The Bank of New York Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2009, the fund did not borrow under the Facilities.

24

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2009, the Distributor retained $974 from commissions earned on sales of the fund’s Class A shares and $2,099 and $56 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2009, Class B and Class C shares were charged $2,033 and $13,327, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2009, Class A, Class B and Class C shares were charged $77,336, $1,017 and $4,442, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund. During the period ended October 31, 2009, the fund was charged $11,315 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2009, the fund was charged $1,002 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2009, the fund was charged $6,359 pursuant to the custody agreement.

During the period ended October 31, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $30,410, Rule 12b-1 distribution plan fees $2,675, shareholder services plan fees $13,823, custodian fees $3,019, chief compliance officer fees $3,897 and transfer agency per account fees $7,323.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2009, amounted to $7,697,169 and $10,206,922, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value

26

amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended October 31,2009, these disclosures did not impact the notes to the financial statements.

At October 31, 2009, accumulated net unrealized appreciation on investments was $2,044,172, consisting of $2,937,370 gross unrealized appreciation and $893,198 gross unrealized depreciation.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Plan of Reorganization:

On July 21, 2009 the Board of Trustees of the Trust approved, and on November 19, 2009 the shareholders of the fund approved, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of the fund, and Dreyfus Municipal Funds, Inc. on behalf of Dreyfus AMT-Free Municipal Bond Fund, (the “Acquiring Fund”).The Agreement provides for the transfer of the fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the fund, the distribution of shares of the Acquiring Fund to the fund’s shareholders and the subsequent termination of the fund (the “Reorganization”). In anticipation of the Reorganization, effective September 11, 2009, the fund was closed to any investments for new accounts. The Reorganization will take place on or about January 26, 2010.

NOTE 6—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 21, 2009, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure. The Board also considered the Manager’s brokerage policies and practices and the standards applied in seeking best execution.

28

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s yield performance for the past ten one-year periods ended May 31 (2000-2009) was above the Performance Group median for the one-year periods ended May 31, 2006,2007,2008 and 2009 and below the median for the other reported time periods, and that the fund’s yield performance was above the Performance Universe median for each reported time period.The Board members also noted that the fund’s total return performance for various periods ended May 31, 2009 was above or equal to the Performance Group median for the one-, two-, three- and five-year periods and below the median for the four- and ten-year periods.The Board members noted that the fund’s total return performance was above the Performance Universe median for each reported time period. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, and the Board members noted that the fund outperformed its Lipper category average in eight of the past ten calendar years.

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s contractual management fee was

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

equal to the Performance Group median, and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager

30

may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was generally satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 31

NOTES

Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund

SEMIANNUAL REPORT October 31, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

15	Statement of Assets and Liabilities

16	Statement of Operations

17	Statement of Changes in Net Assets

19	Financial Highlights

22	Notes to Financial Statements

31	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund, covering the six-month period from May 1, 2009, through October 31, 2009.

Reports of positive U.S. economic growth over the third quarter of 2009 may have signaled the end of the deep recession that technically began in December 2007. Signs that the economy finally has turned a corner include inventory rebuilding among manufacturers and improvements in home sales and prices, while massive government stimulus and favorable supply-and-demand influences have all supported the municipal bond rally in 2009.As expected, funds with the longest average durations and lower-quality portfolios have led the rebound, while AAA-rated and shorter-duration funds have rallied to a lesser extent.

As the financial markets currently appear poised to enter into a new phase, and as government intervention appears to be winding down (at least for the moment), the best strategy for your portfolio depends not only on your view of the economy’s direction,but on your current financial needs,future goals and attitudes toward risk.Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against the taxation and investment risks that may accompany policy changes and unexpected market developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation November 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2009, through October 31, 2009, as provided by Joseph P. Darcy, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2009, Class A, Class B and Class C shares of Dreyfus Ohio Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 6.01%, 5.60% and 5.61%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark Index, which is composed of bonds issued nationally and not solely within Ohio, achieved a total return of 4.99% for the same period.2

Municipal bonds rallied strongly over the reporting period amid expectations of better economic times and stable credit markets.The fund’s returns were higher than its Index, primarily due to strong performance by the fund’s core, seasoned holdings of municipal bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Ohio state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Ohio state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential.When selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Rebounded Sharply

In the wake of severe market declines stemming from a global financial crisis and recession, the municipal bond market staged an impressive rebound over the reporting period. The rally was fueled by changing investor sentiment, which began to improve in early 2009 as government and monetary authorities’ aggressive remedial measures—including historically low interest rates, injections of liquidity into the banking system, the rescues of major corporations and a massive economic stimulus program—seemed to gain traction. Additional evidence of economic stabilization later appeared, supporting a sustained rally through the reporting period’s end. Although most municipal bonds participated in the rally, gains were particularly strong among lower-quality issues that had been punished in the downturn.

Seasoned Holdings Supported Fund Returns

The fund’s core holdings of seasoned bonds produced competitive levels of income that bolstered the fund’s total return. Moreover, we strived to maintain a high level of credit quality.When making new purchases, we generally emphasized higher-rated bonds with maturities in the 15- to 20-year range, which offered most of the yield of longer-term securities but with less volatility.We generally favored bonds backed by dedicated revenue streams, including those from essential municipal services such as sewer and water facilities.

Ohio has continued to struggle with fiscal pressures due to high levels of unemployment, tax revenue shortfalls and greater demand for services

4

in the recession. Proposals under consideration to bridge the budget gap include spending cuts, delays in planned income- and property-tax reductions, and higher fees and taxes on racetracks and casinos.

Supply-and-Demand Factors Appear Favorable

We have maintained a generally conservative investment posture.With short-term interest rates expected to remain low for some time, credit conditions may be the dominant influence on market sentiment over the foreseeable future.

Despite the impact of the recession on Ohio and its municipalities, technical factors have supported the market.The supply of newly issued municipal bonds has fallen significantly to date in 2009 compared to one year ago as the Build America Bonds program, part of the economic stimulus package, has diverted a substantial portion of new issuance to the taxable bond market.At the same time, demand for municipal bonds has intensified from investors concerned about the likelihood of higher income taxes.We expect this favorable supply-and-demand dynamic to persist into 2010.

November 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Ohio residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2009
	Class A	Class B	Class C

Expenses paid per $1,000†	$ 5.09	$ 8.29	$ 8.97
Ending value (after expenses)	$1,060.10	$1,056.00	$1,056.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2009
	Class A	Class B	Class C

Expenses paid per $1,000†	$ 4.99	$ 8.13	$ 8.79
Ending value (after expenses)	$1,020.27	$1,017.14	$1,016.48

† Expenses are equal to the fund’s annualized expense ratio of .98% for Class A, 1.60% for Class B, and 1.73% for Class C; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—102.1%	Rate (%)	Date	Amount ($)	Value ($)

Ohio—92.2%
Akron,
GO	6.00	12/1/12	1,380,000	1,586,338
Akron,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	12/1/20	1,460,000	1,510,049
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/16	1,000,000	972,130
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/21	730,000	658,642
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/25	500,000	431,745
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/30	400,000	323,388
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/35	1,000,000	758,800
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	2,500,000	2,226,650
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000	2,622,841
Cincinnati City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.38	12/1/11	6,560,000 [a]	7,185,496
Cincinnati State Technical and
Community College, General
Receipts Bonds (Insured; AMBAC)	5.25	10/1/22	2,375,000	2,402,954
Clermont County,
Hospital Facilities Revenue
(Mercy Health System)
(Insured; AMBAC)	5.63	9/1/16	4,250,000	4,252,082

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Ohio (continued)
Cleveland,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/21	8,000,000		9,056,560
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.00	12/1/18	2,200,000		2,234,826
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,655,000		3,655,804
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc.
and CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	6,250,000		6,360,875
Fairfield City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.38	12/1/19	1,860,000		1,981,384
Fairfield City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.38	12/1/20	1,400,000		1,491,364
Franklin County,
HR (Holy Cross Health System
Corporation)	5.80	6/1/16	260,000		260,424
Hamilton County,
EDR (King Highland Community
Urban Redevelopment
Corporation—University of
Cincinnati, Lessee, Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/33	2,000,000		2,014,420
Hamilton County,
Sales Tax Revenue
(Insured; AMBAC)	0.00	12/1/27	17,940,000	[b]	6,879,990
Highland Local School District,
GO School Improvement Bonds
(Insured; FSA) (Prerefunded)	5.75	12/1/11	2,020,000	[a]	2,228,262

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Ohio (continued)
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/13	1,655,000	[b]	1,497,047
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/14	1,655,000	[b]	1,425,981
Kent State University,
General Receipts Bonds (A
State University of Ohio)
(Insured; Assured Guaranty)	5.00	5/1/25	2,000,000		2,104,600
Kent State University,
General Receipts Bonds (A
State University of Ohio)
(Insured; Assured Guaranty)	5.00	5/1/29	1,000,000		1,029,740
Lebanon City School District,
GO (School Facilities
Construction and Improvement)
(Insured; FSA) (Prerefunded)	5.50	12/1/11	4,050,000	[a]	4,446,616
Mason City School District,
GO Unlimited Tax Bonds
(Insured; FSA)	5.25	12/1/31	5,000,000		5,750,650
Massillon City School District,
GO (Various Purpose
Improvement) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/25	1,150,000		1,189,618
Milford Exempt Village School
District, GO School Improvement
Bonds (Insured; FSA) (Prerefunded)	6.00	12/1/11	1,910,000	[a]	2,113,835
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,500,000		2,626,325
New Albany Community Authority,
Community Facilities Revenue
(Insured; AMBAC)	5.20	10/1/24	2,000,000		2,040,880
Ohio,
GO (Insured; FSA)	5.00	3/15/20	15,520,000	[c,d]	16,315,478
Ohio,
PCR (Standard Oil Company
Project) (Guaranteed; British
Petroleum Company PLC)	6.75	12/1/15	2,700,000		3,293,757

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Ohio (continued)
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
FGIC) (Prerefunded)	5.00	5/1/13	2,000,000	[a]	2,226,040
Ohio State University,
General Receipts Bonds	5.25	6/1/23	2,625,000		2,847,574
Ohio Turnpike Commission,
Turnpike Revenue, Highway
Improvements	5.50	2/15/26	3,565,000		3,630,097
Ohio Turnpike Commission,
Turnpike Revenue, Highway
Improvements (Prerefunded)	5.50	2/15/11	4,135,000	[a]	4,395,009
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.30	2/15/24	2,215,000		1,801,637
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.40	2/15/34	2,500,000		1,903,950
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	2,145,000		1,672,263
Richland County,
GO (Correctional Facilities
Bonds) (Insured;
Assured Guaranty)	6.00	12/1/28	400,000		450,044
Strongsville,
GO Library Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.50	12/1/20	1,700,000		1,815,243
Summit County,
GO (Insured; FGIC)
(Prerefunded)	6.50	12/1/10	2,000,000	[a]	2,152,640
Summit County Port Authority,
Development Revenue
(Bond Fund Program-Twinsburg
Township Project)	5.13	5/15/25	570,000		463,877

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Ohio (continued)
Summit County Port Authority,
Revenue (Civic Theatre
Project) (Insured; AMBAC)	5.50	12/1/26	1,000,000		1,014,960
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund—
Midwest Terminals Project)	6.00	11/15/27	1,740,000		1,507,240
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund—
Toledo Express Airport Project)	6.38	11/15/32	2,425,000		2,084,239
University of Cincinnati,
General Receipts Bonds
(Insured; FGIC) (Prerefunded)	5.75	6/1/11	2,165,000	[a]	2,358,832
University of Cincinnati,
General Receipts Bonds
(Insured; FGIC) (Prerefunded)	5.75	6/1/11	1,500,000	[a]	1,634,295
University of Cincinnati,
General Receipts Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/21	3,040,000		3,101,226
Warren,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/15	1,450,000		1,556,328
West Muskingum Local School
District, GO (School
Facilities Construction and
Improvement) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/30	2,945,000		2,955,661
Youngstown,
GO Pension Bonds (Insured;
AMBAC) (Prerefunded)	5.38	12/1/10	2,195,000	[a]	2,335,765
Youngstown,
GO Pension Bonds (Insured;
AMBAC) (Prerefunded)	6.00	12/1/10	2,370,000	[a]	2,538,033
U.S. Related—9.9%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	[b]	450,000
Government of Guam,
GO	6.75	11/15/29	500,000		536,935

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	900,000	862,569
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/17	1,000,000	1,031,110
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,500,000	1,509,120
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,000,000	1,084,860
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/23	2,000,000	2,012,260
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	5.50	7/1/31	3,370,000	3,707,034
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,750,000	1,838,112
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	3,000,000	3,068,460

Total Investments (cost $160,949,471)			102.1%	165,474,964

Liabilities, Less Cash and Receivables			(2.1%)	(3,335,611)

Net Assets			100.0%	162,139,353

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, this security amounted to $16,315,478 or 10.1% of net assets.
d Collateral for floating rate borrowings.

12

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	19.5
AA		Aa		AA	35.2
A		A		A	15.1
BBB		Baa		BBB	11.7
BB		Ba		BB	.5
B		B		B	.3
Not Rated[e]		Not Rated[e]		Not Rated[e]	17.7
					100.0

†	Based on total investments.
e	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2009 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		160,949,471	165,474,964
Cash			4,034,044
Interest receivable			2,802,397
Receivable for shares of Beneficial Interest subscribed			9,406
Prepaid expenses			10,219
			172,331,030
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			143,543
Payable for floating rate notes issued—Note 4			7,760,000
Payable for investment securities purchased			2,102,356
Payable for shares of Beneficial Interest redeemed			151,585
Interest and expense payable related to
floating rate notes issued—Note 4			6,601
Accrued expenses			27,592
			10,191,677
Net Assets ($)			162,139,353
Composition of Net Assets ($):
Paid-in capital			163,640,773
Accumulated undistributed investment income—net			13,543
Accumulated net realized gain (loss) on investments			(6,040,456)
Accumulated net unrealized appreciation
(depreciation) on investments			4,525,493
Net Assets ($)			162,139,353

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	153,443,966	1,145,323	7,550,064
Shares Outstanding	12,845,113	95,892	630,918
Net Asset Value Per Share ($)	11.95	11.94	11.97

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	4,455,317
Expenses:
Management fee—Note 3(a)	445,119
Shareholder servicing costs—Note 3(c)	246,808
Interest and expense related to
floating rate notes issued—Note 4	37,838
Distribution fees—Note 3(b)	31,149
Professional fees	18,816
Registration fees	11,108
Custodian fees—Note 3(c)	10,293
Prospectus and shareholders’ reports	5,700
Trustees’ fees and expenses—Note 3(d)	3,586
Loan commitment fees—Note 2	752
Miscellaneous	13,200
Total Expenses	824,369
Less—reduction in fees due to
earnings credits—Note 1(b)	(2,300)
Net Expenses	822,069
Investment Income—Net	3,633,248
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,311,859)
Net unrealized appreciation (depreciation) on investments	7,949,494
Net Realized and Unrealized Gain (Loss) on Investments	5,637,635
Net Increase in Net Assets Resulting from Operations	9,270,883

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009

Operations ($):
Investment income—net	3,633,248	7,689,980
Net realized gain (loss) on investments	(2,311,859)	(1,832,677)
Net unrealized appreciation
(depreciation) on investments	7,949,494	(8,333,339)
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,270,883	(2,476,036)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(3,453,623)	(7,252,063)
Class B Shares	(28,279)	(148,499)
Class C Shares	(137,803)	(279,894)
Total Dividends	(3,619,705)	(7,680,456)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	3,452,313	8,602,106
Class B Shares	2,675	30,149
Class C Shares	478,009	385,666
Dividends reinvested:
Class A Shares	2,664,123	5,036,862
Class B Shares	19,292	99,796
Class C Shares	105,922	202,030
Cost of shares redeemed:
Class A Shares	(8,025,125)	(21,876,760)
Class B Shares	(882,760)	(4,253,513)
Class C Shares	(331,513)	(927,784)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,517,064)	(12,701,448)
Total Increase (Decrease) in Net Assets	3,134,114	(22,857,940)
Net Assets ($):
Beginning of Period	159,005,239	181,863,179
End of Period	162,139,353	159,005,239
Undistributed investment income—net	13,543	—

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009

Capital Share Transactions:
Class Aa
Shares sold	294,299	735,974
Shares issued for dividends reinvested	225,880	436,180
Shares redeemed	(681,458)	(1,905,065)
Net Increase (Decrease) in Shares Outstanding	(161,279)	(732,911)
Class Ba
Shares sold	227	2,529
Shares issued for dividends reinvested	1,640	8,567
Shares redeemed	(75,419)	(363,886)
Net Increase (Decrease) in Shares Outstanding	(73,552)	(352,790)
Class C
Shares sold	40,285	33,226
Shares issued for dividends reinvested	8,962	17,456
Shares redeemed	(28,021)	(79,370)
Net Increase (Decrease) in Shares Outstanding	21,226	(28,688)

a	During the period ended October 31, 2009, 47,497 Class B shares representing $555,564 were automatically converted to 47,497 Class A shares and during the period ended April 30, 2009, 203,425 Class B shares representing $2,391,540 were automatically converted to 203,494 Class A shares.
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2009			Year Ended April 30,

Class A Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	11.53	12.20	12.63	12.50	12.78	12.48
Investment Operations:
Investment income—net [a]	.27	.54	.52	.51	.52	.52
Net realized and unrealized
gain (loss) on investments	.42	(.67)	(.43)	.13	(.28)	.30
Total from
Investment Operations	.69	(.13)	.09	.64	.24	.82
Distributions:
Dividends from
investment income—net	(.27)	(.54)	(.52)	(.51)	(.52)	(.52)
Net asset value, end of period	11.95	11.53	12.20	12.63	12.50	12.78
Total Return (%)[b]	6.01[c]	(1.00)	.74	5.22	1.92	6.70
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.98[d]	1.06	1.07	1.05	1.02	.97
Ratio of net expenses
to average net assets	.98[d,e]	1.06[e]	1.06	1.03	1.02[e]	.97[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.05[d]	.11	.14	.14	.11	.06
Ratio of net investment income
to average net assets	4.53[d]	4.64	4.19	4.07	4.12	4.12
Portfolio Turnover Rate	4.82[c]	7.73	12.00	31.65	13.57	5.30
Net Assets, end of period
($ x 1,000)	153,444 150,007		167,683	183,157	184,312	189,946

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2009			Year Ended April 30,

Class B Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	11.53	12.21	12.63	12.50	12.78	12.48
Investment Operations:
Investment income—net[a]	.22	.45	.45	.44	.46	.45
Net realized and unrealized
gain (loss) on investments	.42	(.66)	(.42)	.14	(.28)	.31
Total from
Investment Operations	.64	(.21)	.03	.58	.18	.76
Distributions:
Dividends from
investment income—net	(.23)	(.47)	(.45)	(.45)	(.46)	(.46)
Net asset value, end of period	11.94	11.53	12.21	12.63	12.50	12.78
Total Return (%)[b]	5.60[c]	(1.66)	.28	4.68	1.40	6.15
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.60[d]	1.62	1.61	1.57	1.53	1.48
Ratio of net expenses
to average net assets	1.60[d,e]	1.62[e]	1.60	1.55	1.53[e]	1.48[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.05[d]	.11	.14	.14	.11	.06
Ratio of net investment income
to average net assets	3.92[d]	4.00	3.64	3.55	3.61	3.61
Portfolio Turnover Rate	4.82[c]	7.73	12.00	31.65	13.57	5.30
Net Assets, end of period
($ x 1,000)	1,145	1,954	6,375	14,720	22,108	28,740

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

20

Six Months Ended
October 31, 2009			Year Ended April 30,

Class C Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	11.55	12.23	12.65	12.52	12.80	12.50
Investment Operations:
Investment income—net[a]	.22	.45	.43	.42	.43	.42
Net realized and unrealized
gain (loss) on investments	.42	(.68)	(.42)	.13	(.28)	.31
Total from
Investment Operations	.64	(.23)	.01	.55	.15	.73
Distributions:
Dividends from
investment income—net	(.22)	(.45)	(.43)	(.42)	(.43)	(.43)
Net asset value, end of period	11.97	11.55	12.23	12.65	12.52	12.80
Total Return (%)[b]	5.61[c]	(1.82)	.07	4.42	1.15	5.89
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.73[d]	1.82	1.83	1.81	1.78	1.73
Ratio of net expenses
to average net assets	1.73[d,e]	1.81	1.83[e]	1.79	1.77	1.73[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.05[d]	.11	.14	.14	.11	.06
Ratio of net investment income
to average net assets	3.77[d]	3.88	3.43	3.31	3.36	3.36
Portfolio Turnover Rate	4.82[c]	7.73	12.00	31.65	13.57	5.30
Net Assets, end of period
($ x 1,000)	7,550	7,044	7,805	9,053	9,939	10,406

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers nine series including the Dreyfus Ohio Fund (the “fund”).The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

22

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Assets ($)
Investments in Securities:
Municipal Bonds	—	165,474,964	—	165,474,964

24

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $2,101,462 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2009. If not applied, $1,424,574 of the carryover expires in fiscal 2012, $387,374 expires in fiscal 2013, $91,735 expires in fiscal 2016 and $197,779 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2009 was as follows: tax exempt income $7,678,995 and ordinary income $1,461.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 14, 2009, the $145 million unsecured credit facility with Citibank, N.A. was increased to $215 million and the fund continues participation in the $300 million unsecured credit facility provided by

26

The Bank of New York Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2009, the Distributor retained $3,507 from commissions earned on sales of the fund’s Class A shares and $877 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2009, Class B and Class C shares were charged $3,623 and $27,526, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period ended October 31, 2009, Class A, Class B and Class C shares were charged $191,340, $1,812 and $9,175, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2009, the fund was charged $25,803 pursuant to the transfer agency agreement, which is included in Shareholder Servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2009, the fund was charged $2,300 pursuant to the cash management agreement, which is included in Shareholder Servicing costs in the Statement of Operations.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2009, the fund was charged $10,293 pursuant to the custody agreement.

During the period ended October 31, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $76,478, Rule 12b-1 distribution plan fees $5,369, shareholder services plan fees $34,763, custodian fees $5,363, chief compliance officer fees $3,897 and transfer agent per account fees $17,673.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

28

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2009, amounted to $7,909,465 and $9,091,988, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended October 31, 2009.These disclosures did not impact the notes to the financial statements.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended October 31, 2009, was approximately $7,760,000, with a related weighted average annualized interest rate of .97%.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At October 31, 2009, accumulated net unrealized appreciation on investments was $4,525,493, consisting of $8,195,887 gross unrealized appreciation and $3,670,394 gross unrealized depreciation.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

30

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 21, 2009, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.The Board also considered the Manager’s brokerage policies and practices and the standards applied in seeking best execution.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s yield performance for the past ten one-year periods ended May 31 (2000-2009) was above or equal to the Performance Group median for each reported time period except the one-year periods ended May 31, 2001 and 2002, when it was below the median, and that the fund’s yield performance was above the Performance Universe median for each reported time period.The Board members also noted that the fund’s total return performance for various periods ended May 31, 2009 was below the Performance Group and Performance Universe medians for each reported time period. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, and the Board members noted that the fund outperformed its Lipper category average in eight of the past ten calendar years. The Board members discussed with representatives of the Manager the reasons for the fund’s total return underperformance compared to the Performance Group and Performance Universe medians for the applicable periods, and the Manager’s efforts to improve performance. The Board members also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected performance.

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same

32

funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s contractual management fee was equal to the Performance Group median, and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was concerned with the fund’s total return performance but was satisfied with the fund’s yield performance and with the Manager’s efforts to improve the fund’s performance as discussed at the meeting.The Board concluded it was necessary to closely mon- itor the performance of the fund and its portfolio management team.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the factors discussed above.

34

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 35

NOTES

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

SEMIANNUAL REPORT October 31, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

19	Statement of Assets and Liabilities

20	Statement of Operations

21	Statement of Changes in Net Assets

23	Financial Highlights

27	Notes to Financial Statements

36	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund, covering the six-month period from May 1, 2009, through October 31, 2009.

Reports of positive U.S. economic growth over the third quarter of 2009 may have signaled the end of the deep recession that technically began in December 2007. Signs that the economy finally has turned a corner include inventory rebuilding among manufacturers and improvements in home sales and prices, while massive government stimulus and favorable supply-and-demand influences have all supported the municipal bond rally in 2009.As expected, funds with the longest average durations and lower-quality portfolios have led the rebound, while AAA-rated and shorter-duration funds have rallied to a lesser extent.

As the financial markets currently appear poised to enter into a new phase, and as government intervention appears to be winding down (at least for the moment), the best strategy for your portfolio depends not only on your view of the economy’s direction, but on your current financial needs, future goals and attitudes toward risk. Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against the taxation and investment risks that may accompany policy changes and unexpected market developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation November 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2009, through October 31, 2009, as provided by Steven Harvey, Portfolio Manager

Note to Shareholders: On October 26, 2009, Steven Harvey became the Primary Portfolio Manager of the fund.

Fund and Market Performance Overview

For the six-month period ended October 31, 2009, the Class A, Class B, Class C and Class Z shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 5.78%, 5.35%, 5.31% and 5.83%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark Index, which is composed of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 4.99% for the same period.2

Municipal bonds rallied strongly over the reporting period amid expectations of an economic recovery and stable credit markets. The fund’s returns were higher than its benchmark, primarily due to strong performance by the fund’s core, seasoned holdings of municipal bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania state personal income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Rebounded Sharply

In the wake of severe market declines stemming from a global financial crisis and recession, the municipal bond market staged an impressive rebound over the reporting period. The rally was fueled by changing investor sentiment,which began to improve in March 2009 as government and monetary authorities’ aggressive remedial measures—including historically low interest rates, injections of liquidity into the banking system, the rescues of major corporations and a massive economic stimulus program—seemed to gain traction. Additional evidence of economic stabilization later appeared, supporting a sustained rally through the reporting period’s end. Although most municipal bonds participated in the rally, gains were particularly strong among lower-quality issues that had been punished in the downturn.

Seasoned Holdings Supported Fund Returns

The fund’s core holdings of seasoned bonds produced competitive levels of income that bolstered the fund’s total return. Moreover, we strived to maintain a high level of credit quality. When making new purchases, we emphasized higher-rated bonds with maturities in the 15- to 20-year range, which offered most of the yield of longer-term securities but with less volatility.We generally favored bonds backed by dedicated revenue streams, including those from essential municipal services such as sewer and water facilities.

4

Like most other states, Pennsylvania has continued to struggle with fiscal pressures due to tax revenue shortfalls and greater demand for services in the recession.The state has attempted to bridge its budget gaps with spending cuts, transfers from reserve funds and payments from the federal economic stimulus program.

Supply-and-Demand Factors Appear Favorable

We have maintained a generally conservative investment posture.With short-term interest rates expected to remain low for some time, credit conditions may be the dominant influence on market sentiment over the foreseeable future.

Despite the lingering impacts of the recession on municipalities, technical factors have supported the market. The supply of newly issued tax-free municipal bonds has fallen significantly to date in 2009 compared to one year ago as the Build America Bonds program, part of the economic stimulus package, has diverted a substantial portion of new issuance to the taxable bond market. At the same time, demand for municipal bonds has intensified from investors concerned about the likelihood of higher income taxes. We expect this favorable supply-and-demand dynamic to persist into 2010.

November 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2009

	Class A	Class B	Class C	Class Z

Expenses paid per $1,000†	$ 4.88	$ 8.02	$ 8.69	$ 3.74
Ending value (after expenses)	$1,057.80	$1,053.50	$1,053.10	$1,058.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2009

	Class A	Class B	Class C	Class Z

Expenses paid per $1,000†	$ 4.79	$ 7.88	$ 8.54	$ 3.67
Ending value (after expenses)	$1,020.47	$1,017.39	$1,016.74	$1,021.58

† Expenses are equal to the fund’s annualized expense ration of .94% for Class A, 1.55% for Class B, 1.68% for
Class C and .72% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.0%	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania—90.7%
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000		967,252
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/19	1,900,000		1,947,671
Bethel Park School District,
GO	5.00	8/1/29	3,000,000		3,081,360
Butler Area Sewer Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	1/1/10	600,000	[a]	598,650
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.80	4/20/29	5,635,000		5,798,640
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.00	7/1/23	475,000		439,479
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.25	7/1/33	880,000		786,456
Centre County Hospital Authority,
HR (Mount Nittany Medical
Center Project) (Insured;
Assured Guaranty)	6.13	11/15/39	2,000,000		2,078,460
Charleroi Area School Authority,
School Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	10/1/20	2,000,000	[a]	1,196,580
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	1,600,000		1,350,192
Chester County School Authority,
School LR (Chester County
Intermediate Unit Project)
(Insured; AMBAC)	5.00	4/1/25	2,195,000		2,243,378

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania (continued)
Cumberland County Municipal
Authority, College Revenue
(Messiah College)
(Insured; AMBAC)	5.13	10/1/15	45,000		45,149
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes Obligated
Group Project)	5.35	1/1/20	515,000		506,642
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes Obligated
Group Project)	5.45	1/1/21	885,000		870,406
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office
Center Project)	6.00	1/1/25	3,000,000		2,347,590
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/37	5,165,000		4,868,426
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.35	3/15/28	1,000,000		977,070
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000		1,792,320
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/16	1,000,000	[a]	776,290
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	5/1/18	2,750,000	[a]	1,914,302
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/18	2,750,000	[a]	1,864,747
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/19	2,750,000	[a]	1,739,100

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania (continued)
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	5/1/20	2,750,000	[a]	1,651,072
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/20	2,500,000	[a]	1,458,675
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000	[a]	1,808,583
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/12	1,095,000		1,139,315
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/22	1,455,000		1,459,001
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/15	1,035,000		1,062,158
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/16	50,000		50,895
Neshaminy School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/15/16	1,250,000		1,358,475
Norristown,
GO (Insured; Radian)	0.00	12/15/11	1,465,000	[a]	1,395,955
Norristown,
GO (Insured; Radian)	0.00	12/15/13	735,000	[a]	644,132
North Allegheny School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/15	1,625,000		1,773,444
North Allegheny School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.05	11/1/21	1,455,000		1,537,717
Northampton County Industrial
Development Authority,
Mortgage Revenue (Moravian
Hall Square Project)
(Insured; Radian)	5.00	7/1/17	1,890,000		1,825,645

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania (continued)
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)
(Prerefunded)	5.45	12/1/10	445,000	[b]	469,471
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/13	1,105,000		1,106,646
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	5.45	12/1/19	2,170,000		2,184,821
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/22	1,200,000	[a]	617,112
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/23	3,790,000	[a]	1,821,967
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/24	3,790,000	[a]	1,714,217
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/25	3,790,000	[a]	1,613,441
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Carnegie Mellon University)	5.00	8/1/21	3,000,000		3,290,490
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	2,000,000		1,835,800
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,773,450

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/13	1,995,000	2,090,261
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/14	1,580,000	1,647,719
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	5,000,000	5,147,950
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	2,285,000	2,342,833
Pennsylvania Housing Finance
Agency, SFMR	5.10	10/1/20	1,775,000	1,786,875
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	965,000	935,297
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000	4,706,200
Pennsylvania Housing Finance
Agency, SFMR	4.88	10/1/31	3,000,000	2,892,240
Pennsylvania Housing Finance
Agency, SFMR	4.88	10/1/34	1,000,000	999,240
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	2,085,000	1,881,525
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,000,000	1,085,260
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	690,000	696,403
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	4,325,000	4,383,387
Pennsylvania Turnpike Commission,
Oil Franchise Tax
Senior Revenue
(Insured; AMBAC)	5.00	12/1/23	75,000	75,680
Pennsylvania Turnpike Commission,
Turnpike Revenue
(Insured; AMBAC)	5.00	12/1/22	1,815,000	1,877,146

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	3,530,000	3,531,412
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty)	6.00	6/1/28	3,000,000	3,286,110
Philadelphia,
Airport Revenue (Insured; FSA)	5.00	6/15/11	2,155,000	2,255,552
Philadelphia,
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/25	510,000	486,550
Philadelphia,
Gas Works Revenue
(Insured; FSA)	5.50	7/1/15	1,550,000	1,568,662
Philadelphia,
Gas Works Revenue
(Insured; FSA)	5.25	8/1/22	2,000,000	2,066,120
Philadelphia,
GO (Insured; FSA)	5.25	12/15/23	1,500,000	1,619,475
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/14	2,000,000	2,104,820
Philadelphia,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.60	8/1/18	800,000	923,392
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.50	9/15/37	1,700,000	1,423,410
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.15	5/1/27	1,230,000	1,049,448
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.25	5/1/37	1,715,000	1,384,417
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health System)	5.00	5/15/11	4,500,000	4,535,505

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania (continued)
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; FSA)	5.00	12/1/21	1,685,000		1,731,624
Philadelphia Municipal Authority,
LR (Insured; FSA)	5.25	11/15/15	2,115,000		2,278,955
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; National Public
Finance Guarantee Corp.)	5.50	4/15/18	3,600,000		3,721,680
Philadelphia School District,
GO	6.00	9/1/38	1,000,000		1,083,270
Pittsburgh Urban Redevelopment
Authority, MFHR (West Park
Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,280,000		1,191,629
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/13	470,000		496,687
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	250,000		262,985
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.75	12/1/21	1,165,000		1,187,310
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	5.75	12/1/11	3,585,000	[b]	3,984,871
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	5.85	12/1/11	3,000,000	[b]	3,340,830
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.25	12/1/11	750,000	[b]	841,395
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.25	12/1/11	1,330,000	[b]	1,492,074
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	1,495,000		1,510,114

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Scranton School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/18	1,390,000	1,418,356
Scranton School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/19	2,710,000	2,760,000
Spring-Ford Area School District,
GO (Insured; FSA)	5.00	4/1/21	1,015,000	1,083,320
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)	6.00	6/15/28	3,000,000	3,212,910
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/17	1,055,000	1,125,864
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/18	1,110,000	1,146,130
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project)
(Insured; XLCA)	5.25	3/15/25	3,360,000	3,481,195
State Public School Building
Authority, School Revenue
(York School District Project)
(Insured; FSA)	5.00	5/1/18	545,000	578,060
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	6.50	1/1/38	1,625,000	1,529,223
University Area Joint Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	11/1/17	1,660,000	1,687,905

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
University Area Joint Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	11/1/18	2,010,000	2,036,753
University of Pittsburgh of the
Commonwealth System of Higher
Education, GO (University
Capital Project)	5.00	9/15/35	1,000,000	1,041,480
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	3,000,000	3,003,030
Wayne Memorial Hospital and Health
Facilities Authority, County
Guaranteed HR
(Wayne Memorial
Hospital Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/16	2,135,000	2,159,659
West Mifflin Area School District,
GO (Insured; FSA)	5.00	10/1/22	710,000	749,178
Wilson Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	3/15/16	1,300,000	1,422,200
U.S. Related—7.3%
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	320,000	310,598
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,004,660
Puerto Rico Aqueduct and
Sewer Authority,
Senior Lien Revenue	6.00	7/1/44	2,500,000	2,555,650
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,000,000	991,270
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/28	3,000,000	2,836,110

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	1,041,720
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/26	1,000,000	993,230
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	685,000	689,165
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000	1,575,525
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000	2,711,650
Total Long-Term Municipal Investments
(cost $193,279,570)				197,833,796

Short-Term Municipal
Investment—.4%

Pennsylvania;
Philadelphia Authority for
Industrial Development,
Revenue (Fox Chase Cancer
Obligated Group) (LOC;
Citizens Bank of Pennsylvania)
(cost $800,000)	0.35	11/1/09	800,000 [c]	800,000

Total Investments (cost $194,079,570)			98.4%	198,633,796

Cash and Receivables (Net)			1.6%	3,277,311

Net Assets			100.0%	201,911,107

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Variable rate demand note—rate shown is the interest rate in effect at October 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

16

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	28.6
AA		Aa		AA	24.1
A		A		A	28.8
BBB		Baa		BBB	13.0
BB		Ba		BB	1.3
F1		MIG1/P1		SP1/A1	.4
Not Rated[d]		Not Rated[d]		Not Rated[d]	3.8
					100.0
† Based on total investments.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES October 31, 2009 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	194,079,570	198,633,796
Cash		549,850
Interest receivable		2,890,123
Receivable for shares of Beneficial Interest subscribed		186,893
Prepaid expenses		10,327
		202,270,989
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		154,639
Payable for shares of Beneficial Interest redeemed		136,938
Accrued expenses		68,305
		359,882
Net Assets ($)		201,911,107
Composition of Net Assets ($):
Paid-in capital		200,086,577
Accumulated undistributed investment income—net		36,688
Accumulated net realized gain (loss) on investments		(2,766,384)
Accumulated net unrealized appreciation (depreciation)
on investments		4,554,226
Net Assets ($)		201,911,107

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	136,663,341	1,715,592	6,157,136	57,375,038
Shares Outstanding	8,635,411	108,519	388,886	3,625,881
Net Asset Value Per Share ($)	15.83	15.81	15.83	15.82

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS Six Months Ended October 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	5,103,309
Expenses:
Management fee—Note 3(a)	547,533
Shareholder servicing costs—Note 3(c)	263,158
Distribution fees—Note 3(b)	25,518
Custodian fees—Note 3(c)	15,176
Registration fees	12,919
Prospectus and shareholders’ reports	10,251
Professional fees	7,388
Trustees’ fees and expenses—Note 3(d)	4,451
Loan commitment fees—Note 2	890
Miscellaneous	19,435
Total Expenses	906,719
Less—reduction in management fee due to undertaking—Note 3(a)	(4,668)
Less—reduction in fees due to earnings credits—Note 1(b)	(4,078)
Net Expenses	897,973
Investment Income—Net	4,205,336
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	678,230
Net unrealized appreciation (depreciation) on investments	6,129,702
Net Realized and Unrealized Gain (Loss) on Investments	6,807,932
Net Increase in Net Assets Resulting from Operations	11,013,268

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009

Operations ($):
Investment income—net	4,205,336	8,399,168
Net realized gain (loss) on investments	678,230	(133,300)
Net unrealized appreciation
(depreciation) on investments	6,129,702	(5,268,178)
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,013,268	2,997,690
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,792,871)	(5,547,791)
Class B Shares	(35,117)	(133,434)
Class C Shares	(92,476)	(142,447)
Class Z Shares	(1,248,184)	(2,518,863)
Total Dividends	(4,168,648)	(8,342,535)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	5,378,667	8,585,182
Class B Shares	19,630	47,659
Class C Shares	1,118,867	1,456,834
Class Z Shares	1,082,766	1,920,609
Dividends reinvested:
Class A Shares	2,045,943	3,820,558
Class B Shares	29,305	99,889
Class C Shares	72,607	105,231
Class Z Shares	994,097	2,014,836
Cost of shares redeemed:
Class A Shares	(5,985,025)	(16,320,684)
Class B Shares	(880,935)	(2,893,459)
Class C Shares	(201,647)	(387,728)
Class Z Shares	(2,323,408)	(8,794,231)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,350,867	(10,345,304)
Total Increase (Decrease) in Net Assets	8,195,487	(15,690,149)
Net Assets ($):
Beginning of Period	193,715,620	209,405,769
End of Period	201,911,107	193,715,620
Undistributed investment income—net	36,688	—

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009

Capital Share Transactions:
Class Aa
Shares sold	342,969	567,056
Shares issued for dividends reinvested	130,790	253,024
Shares redeemed	(385,072)	(1,083,373)
Net Increase (Decrease) in Shares Outstanding	88,687	(263,293)
Class Ba
Shares sold	1,238	3,213
Shares issued for dividends reinvested	1,878	6,597
Shares redeemed	(56,578)	(191,136)
Net Increase (Decrease) in Shares Outstanding	(53,462)	(181,326)
Class C
Shares sold	71,347	96,956
Shares issued for dividends reinvested	4,637	6,970
Shares redeemed	(13,002)	(25,170)
Net Increase (Decrease) in Shares Outstanding	62,982	78,756
Class Z
Shares sold	69,512	126,743
Shares issued for dividends reinvested	63,596	133,383
Shares redeemed	(149,141)	(581,781)
Net Increase (Decrease) in Shares Outstanding	(16,033)	(321,655)

a During the period ended October 31, 2009, 36,258 Class B shares representing $564,594, were automatically converted to 36,235 Class A shares and during the period ended April 30, 2009, 131,176 Class B shares representing $2,001,505 were automatically converted to 131,068 Class A shares.

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2009			Year Ended April 30,

Class A Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	15.28	15.67	16.19	15.88	16.19	15.78
Investment Operations:
Investment income—net[a]	.33	.65	.64	.62	.62	.62
Net realized and unrealized gain
(loss) on investments	.55	(.40)	(.53)	.31	(.31)	.41
Total from Investment Operations	.88	.25	.11	.93	.31	1.03
Distributions:
Dividends from investment
income—net	(.33)	(.64)	(.63)	(.62)	(.62)	(.62)
Net asset value, end of period	15.83	15.28	15.67	16.19	15.88	16.19
Total Return (%)[b]	5.78[c]	1.75	.71	5.95	1.89	6.62
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94[d]	.96	.99	.94	.94	.95
Ratio of net expenses
to average net assets	.94[d,e]	.96[e]	.98	.94	.94[e]	.95[e]
Ratio of net investment income
to average net assets	4.19[d]	4.27	4.02	3.87	3.82	3.86
Portfolio Turnover Rate	8.29[c]	16.60	15.47	8.82	11.89	10.18
Net Assets, end of period
($ x 1,000)	136,663 130,611		138,054	145,897	147,733	155,436

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2009			Year Ended April 30,

Class B Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	15.27	15.66	16.18	15.87	16.18	15.77
Investment Operations:
Investment income—net[a]	.27	.54	.53	.54	.53	.53
Net realized and unrealized gain
(loss) on investments	.54	(.38)	(.51)	.31	(.31)	.42
Total from Investment Operations	.81	.16	.02	.85	.22	.95
Distributions:
Dividends from investment
income—net	(.27)	(.55)	(.54)	(.54)	(.53)	(.54)
Net asset value, end of period	15.81	15.27	15.66	16.18	15.87	16.18
Total Return (%)[b]	5.35[c]	1.16	.15	5.41	1.37	6.08
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.56[d]	1.55	1.56	1.45	1.46	1.46
Ratio of net expenses
to average net assets	1.55[d]	1.54	1.55	1.45	1.46[e]	1.46[e]
Ratio of net investment income
to average net assets	3.52[d]	3.67	3.47	3.35	3.30	3.35
Portfolio Turnover Rate	8.29[c]	16.60	15.47	8.82	11.89	10.18
Net Assets, end of period
($ x 1,000)	1,716	2,474	5,375	12,886	21,799	29,280

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

24

Six Months Ended
October 31, 2009			Year Ended April 30,

Class C Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	15.29	15.68	16.20	15.89	16.20	15.79
Investment Operations:
Investment income—net[a]	.27	.53	.52	.50	.50	.50
Net realized and unrealized gain
(loss) on investments	.54	(.39)	(.53)	.31	(.31)	.41
Total from Investment Operations	.81	.14	(.01)	.81	.19	.91
Distributions:
Dividends from investment
income—net	(.27)	(.53)	(.51)	(.50)	(.50)	(.50)
Net asset value, end of period	15.83	15.29	15.68	16.20	15.89	16.20
Total Return (%)[b]	5.31[c]	1.00	(.04)	5.18	1.15	5.83
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69[d]	1.70	1.73	1.67	1.68	1.69
Ratio of net expenses
to average net assets	1.68[d]	1.69	1.72	1.67	1.68[e]	1.69[e]
Ratio of net investment income
to average net assets	3.42[c]	3.54	3.27	3.13	3.08	3.11
Portfolio Turnover Rate	8.29	16.60	15.47	8.82	11.89	10.18
Net Assets, end of period
($ x 1,000)	6,157	4,983	3,875	3,599	2,932	2,839

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2009	Year Ended April 30,

Class Z Shares	(Unaudited)	2009	2008[a]

Per Share Data ($):
Net asset value, beginning of period	15.28	15.67	15.98
Investment Operations:
Investment income—net[b]	.35	.68	.29
Net realized and unrealized gain (loss) on investments	.53	(.40)	(.32)
Total from Investment Operations	.88	.28	(.03)
Distributions:
Dividends from investment income—net	(.34)	(.67)	(.28)
Net asset value, end of period	15.82	15.28	15.67
Total Return (%)	5.83[c]	1.96	(.18)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74[d]	.78	.78[d]
Ratio of net expenses to average net assets	.72[d]	.77	.77[d]
Ratio of net investment income to average net assets	4.41[d]	4.48	4.37[d]
Portfolio Turnover Rate	8.29[c]	16.60	15.47
Net Assets, end of period ($ x 1,000)	57,375	55,649	62,102

a	From November 29, 2007 (commencement of initial offering) to April 30, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers nine series including the Dreyfus Pennsylvania Fund (the “fund”).The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of Dreyfus Pennsylvania Intermediate Municipal Bond Fund, as a result of the reorganization of such fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values

28

from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Assets ($)
Investments in
Securities:
Municipal Bonds	—	198,633,796	—	198,633,796

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carry-

30

overs, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $3,667,437 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2009. If not applied, $634,612 of the carryover expires in fiscal 2011, $2,886,837 expires in fiscal 2013, $38,932 expires in fiscal 2014 and $107,056 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2009 was as follows: tax exempt income $8,331,189 and ordinary income $11,346.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or emergency purposes, including the financing of redemptions. Effective October 14, 2009, the $145 million unsecured credit facility with Citibank, N.A., was increased to $215 million and the fund continues participation in the $300 million unsecured credit facility provided by The Bank of NewYork Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

The Manager voluntarily agreed,from May 1,2009 through October 31, 2009, to waive a portion of its management fee and/or reimburse Class Z shares to the extent Class Z shares total operating expenses exceed .80% of the value of Class Z shares average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $4,668 during the period ended October 31, 2009.

During the period ended October 31, 2009, the Distributor retained $3,392 from commissions earned on sales of the fund’s Class A shares and $325 and $789 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2009, Class B and Class C shares were charged $5,044 and $20,474, respectively, pursuant to the Plan.

32

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2009, Class A, Class B and Class C shares were charged $168,219, $2,522 and $6,825, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses for providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2009, Class Z shares were charged $12,326 pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2009, the fund was charged $38,303 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

subscriptions and redemptions. During the period ended October 31, 2009, the fund was charged $4,078 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2009, the fund was charged $15,176 pursuant to the custody agreement.

During the period ended October 31, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $95,069, Rule 12b-1 distribution plan fees $4,607, shareholder services plan fees $30,942, custodian fees $8,271, chief compliance officer fees $3,897 and transfer agency per account fees $11,853.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2009, amounted to $17,261,706 and $16,014,965, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended October 31,2009. These disclosures did not impact the notes to the financial statements.

34

At October 31, 2009, accumulated net unrealized appreciation on investments was $4,554,226, consisting of $7,914,826 gross unrealized appreciation and $3,360,600 gross unrealized depreciation.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 21, 2009, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information. The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure. The Board also considered the Manager’s brokerage policies and practices and the standards applied in seeking best execution.

36

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s yield performance for the past ten one-year periods ended May 31 (2000-2009) was below the Performance Group median for each reported time period, and that the fund’s yield performance was above the Performance Universe median for the periods ended May 31, 2000, 2001, 2007 and 2008 and below the Performance Universe median for the other peri-ods.The Board members noted that the fund’s total return performance for various periods ended May 31, 2009 was above the Performance Group median for each reported time period, except the ten-year period, when it was below the median, and that the fund’s total return performance was above the Performance Universe median for each reported time period.The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, and the Board members noted that the fund outperformed its Lipper category average in six of the past ten calendar years.The Board members discussed with representatives of the Manager the reasons for the fund’s yield underperformance compared to the Performance Group and Performance Universe medians for the applicable periods, and the Manager’s efforts to improve performance. The Board members also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected performance.

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board noted that the fund’s contractual management fee was above the Expense Group median, and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have

38

realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature,extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  Although the Board was concerned with the fund’s yield perfor- mance relative to the Performance Group and Performance Universe, it was satisfied with the fund’s total return performance.
  The Board was also satisfied with the Manager’s efforts to improve performance as discussed at the meeting.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be deter- mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 39

NOTES

Dreyfus State
Municipal Bond Funds,
Dreyfus Virginia Fund

SEMIANNUAL REPORT October 31, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statement of Changes in Net Assets

17	Financial Highlights

20	Notes to Financial Statements

29	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Virginia Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this last report for Dreyfus State Municipal Bond Funds, Dreyfus Virginia Fund, covering the six-month period from May 1, 2009, through October 31, 2009.

Reports of positive U.S. economic growth over the third quarter of 2009 may have signaled the end of the deep recession that technically began in December 2007. Signs that the economy finally has turned a corner include inventory rebuilding among manufacturers and improvements in home sales and prices, while massive government stimulus and favorable supply-and-demand influences have all supported the municipal bond rally in 2009.As expected, funds with the longest average durations and lower-quality portfolios have led the rebound, while AAA-rated and shorter-duration funds have rallied to a lesser extent.

As the financial markets currently appear poised to enter into a new phase, and as government intervention appears to be winding down (at least for the moment), the best strategy for your portfolio depends not only on your view of the economy’s direction,but on your current financial needs,future goals and attitudes toward risk.Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against the taxation and investment risks that may accompany policy changes and unexpected market developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation November 20, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2009, through October 31, 2009, as provided by James Welch, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2009, the Class A, Class B and Class C shares of Dreyfus Virginia Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 5.40%, 5.09% and 5.00%,respectively.1 In comparison,the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark Index, which is composed of bonds issued nationally and not solely within Virginia, achieved a total return of 4.99% for the same period.2

Municipal bonds rallied strongly over the reporting period amid expectations of an economic recovery and stable credit markets. The fund’s returns were slightly better than its Index, primarily due to strong performance by the fund’s core, seasoned holdings of municipal bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax andVirginia state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Virginia state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Rebounded Sharply

In the wake of severe market declines stemming from a global financial crisis and recession, the municipal bond market staged an impressive rebound over the reporting period. The rally was fueled by changing investor sentiment, which began to improve in March 2009 as government and monetary authorities’ aggressive remedial measures—including historically low interest rates, injections of liquidity into the banking system, the rescues of major corporations and a massive economic stimulus program—seemed to gain traction. Additional evidence of economic stabilization later appeared,supporting a sustained rally through the reporting period’s end.Although most municipal bonds participated in the rally, gains were particularly strong among lower-quality issues that had been punished in the downturn.

Seasoned Holdings Supported Fund Returns

The fund’s core holdings of seasoned bonds produced competitive levels of income that bolstered the fund’s total return. Moreover, we strived to maintain a high level of credit quality. When making new purchases, we emphasized higher-rated bonds with maturities in the 15- to 20-year range, which offered most of the yield of longer-term securities but with less volatility.We generally favored bonds backed by dedicated revenue streams, including those from essential municipal services such as sewer and water facilities.

4

Like most other states,Virginia has continued to struggle with fiscal pressures due to tax revenue shortfalls and greater demand for services in the recession.The state has attempted to bridge its budget gaps with spending cuts and payments from the federal economic stimulus program.

Important Information About the Fund

An agreement and plan of Reorganization to merge the fund into Dreyfus AMT-Free Municipal Bond Fund (the “Acquiring Fund”) was approved at a Special Meeting of Shareholders held on November 19, 2009.As a result, effective on or about January 19, 2010, the fund will transfer its asset into the Acquiring Fund, in a tax-free exchange for shares of the acquiring fund, and will subsequently cease operation.

November 20, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Virginia residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s returns would have been lower.The undertaking is no longer in effect.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, DreyfusVirginia Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2009

	Class A	Class B	Class C

Expenses paid per $1,000†	$ 5.18	$ 8.12	$ 9.09
Ending value (after expenses)	$1,054.00	$1,050.90	$1,050.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2009

	Class A	Class B	Class C

Expenses paid per $1,000†	$ 5.09	$ 7.98	$ 8.94
Ending value (after expenses)	$1,020.16	$1,017.29	$1,016.33

† Expenses are equal to the fund’s annualized expense ratio of 1.00% for Class A, 1.57% for Class B, and 1.76%
for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.1%	Rate (%)	Date	Amount ($)		Value ($)

Virginia—82.2%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000		1,522,784
Alexandria,
Consolidated Public Improvement
GO Bonds (Prerefunded)	5.50	6/15/10	2,625,000	[a]	2,736,169
Amherst Industrial Development
Authority, Educational
Facilities Revenue (Sweet
Briar College)	5.00	9/1/26	1,000,000		944,430
Bristol,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/15/20	2,185,000		2,192,254
Capital Region Airport Commission,
Airport Revenue (Insured; FSA)	5.00	7/1/31	1,000,000		1,036,230
Chesapeake,
Chesapeake Expressway Toll
Road Revenue	5.63	7/15/19	900,000		909,990
Chesapeake,
GO Public Improvement Bonds	5.50	12/1/17	1,750,000		1,917,388
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway
Assurance Corporation)	5.50	7/1/25	1,000,000		1,184,920
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,050,950
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000		1,711,560
Dulles Town Center Community
Development Authority, Special
Assessment Revenue (Dulles
Town Center Project)	6.25	3/1/26	2,885,000		2,691,936
Fairfax County Water Authority,
Water Revenue (Prerefunded)	5.50	4/1/10	1,830,000	[a]	1,888,414

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Virginia (continued)
Metropolitan Washington Airports
Authority, Airport System
Revenue (Insured; AMBAC)	4.75	10/1/23	2,055,000	2,017,989
Metropolitan Washington Airports
Authority, Dulles Toll Road
First Senior Lien Revenue
(Dulles Metrorail and Capital
Improvement Projects)	5.00	10/1/39	1,000,000	1,002,520
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000	1,179,490
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000	1,095,320
Peninsula Ports Authority of
Virginia, Residential Care
Facility Revenue (Virginia
Baptist Homes)	5.40	12/1/33	500,000	311,975
Pittsylvania County Industrial
Development Authority, Exempt
Facility Revenue (Multitrade of
Pittsylvania County, L.P. Project)	7.65	1/1/10	300,000	302,715
Prince William County Industrial
Development Authority, Educational
Facilities Revenue (The Catholic
Diocese of Arlington)	5.50	10/1/33	1,000,000	1,005,080
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	2,900,000	3,195,017
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/21	2,500,000	2,580,475
Tobacco Settlement Financing
Corporation of Virginia, Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	5.63	6/1/15	1,000,000 [a]	1,161,850
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/36	785,000	675,728

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Virginia (continued)
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project) (Prerefunded)	5.00	6/1/16	215,000	[a]	247,138
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.75	7/1/22	1,000,000		1,014,580
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.90	1/1/33	2,750,000		2,701,215
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.38	1/1/36	1,500,000		1,634,715
Virginia Housing Development
Authority, Rental
Housing Revenue	5.50	6/1/30	1,000,000		1,056,380
Virginia Public Building
Authority, Public Facilities
Revenue (Prerefunded)	5.75	8/1/10	2,700,000	[a]	2,809,107
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/28	1,500,000		1,614,930
Virginia Resources Authority,
Clean Water State Revolving
Fund Revenue	5.00	10/1/29	1,000,000		1,088,850
Virginia Resources Authority,
Clean Water State Revolving
Fund Revenue (Prerefunded)	5.38	10/1/10	1,535,000	[a]	1,606,101
Washington County Industrial
Development Authority, HR
(Mountain States Health Alliance)	7.75	7/1/38	2,000,000		2,286,340
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Revenue	5.13	7/1/32	1,000,000		1,048,500
U.S. Related—15.9%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds (Prerefunded)	6.00	7/1/10	1,500,000	[a]	1,555,320
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	1,000,000		958,410

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/26	1,000,000	993,230
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,250,000	1,257,600
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,860,000	1,953,651
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note (Prerefunded)	6.50	10/1/10	3,000,000 [a]	3,198,090

Total Investments (cost $57,911,599)			98.1%	61,339,341
Cash and Receivables (Net)			1.9%	1,180,000
Net Assets			100.0%	62,519,341

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

10

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	36.7
AA		Aa		AA	19.0
A		A		A	23.8
BBB		Baa		BBB	13.1
BB		Ba		BB	1.6
Not Rated[b]		Not Rated[b]		Not Rated[b]	5.8
					100.0

† Based on total investments.
b Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES October 31, 2009 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	57,911,599	61,339,341
Cash		428,298
Interest receivable		887,553
Receivable for shares of Beneficial Interest subscribed		12,083
Prepaid expenses		9,838
		62,677,113
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		55,826
Payable for shares of Beneficial Interest redeemed		72,737
Accrued expenses		29,209
		157,772
Net Assets ($)		62,519,341
Composition of Net Assets ($):
Paid-in capital		61,020,869
Accumulated undistributed investment income—net		21,922
Accumulated net realized gain (loss) on investments		(1,951,192)
Accumulated net unrealized appreciation
(depreciation) on investments		3,427,742
Net Assets ($)		62,519,341

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	58,763,294	638,520	3,117,527
Shares Outstanding	3,543,614	38,519	188,130
Net Asset Value Per Share ($)	16.58	16.58	16.57

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS Six Months Ended October 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	1,663,085
Expenses:
Management fee—Note 3(a)	176,199
Shareholder servicing costs—Note 3(c)	99,075
Professional fees	18,001
Distribution fees—Note 3(b)	13,143
Registration fees	11,670
Custodian fees—Note 3(c)	6,808
Prospectus and shareholders’ reports	3,687
Trustees’ fees and expenses—Note 3(d)	1,628
Loan commitment fees—Note 2	277
Interest expense—Note 2	86
Miscellaneous	9,859
Total Expenses	340,433
Less—reduction in management fee
due to undertaking—Note 3(a)	(6,405)
Less—reduction in fees due to
earnings credits—Note 1(b)	(968)
Net Expenses	333,060
Investment Income—Net	1,330,025
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	618,020
Net unrealized appreciation (depreciation) on investments	1,405,646
Net Realized and Unrealized Gain (Loss) on Investments	2,023,666
Net Increase in Net Assets Resulting from Operations	3,353,691

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009

Operations ($):
Investment income—net	1,330,025	2,311,932
Net realized gain (loss) on investments	618,020	(1,414,560)
Net unrealized appreciation
(depreciation) on investments	1,405,646	683,889
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,353,691	1,581,261
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,244,415)	(2,175,340)
Class B Shares	(12,968)	(45,184)
Class C Shares	(50,720)	(76,097)
Total Dividends	(1,308,103)	(2,296,621)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	3,131,903	8,741,533
Class B Shares	5,239	14,033
Class C Shares	165,230	781,409
Dividends reinvested:
Class A Shares	879,847	1,427,314
Class B Shares	4,905	20,058
Class C Shares	33,955	49,001
Cost of shares redeemed:
Class A Shares	(5,081,379)	(5,849,833)
Class B Shares	(316,377)	(917,653)
Class C Shares	(7,809)	(200,584)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,184,486)	4,065,278
Total Increase (Decrease) in Net Assets	861,102	3,349,918
Net Assets ($):
Beginning of Period	61,658,239	58,308,321
End of Period	62,519,341	61,658,239
Undistributed investment income—net	21,922	—

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009

Capital Share Transactions:
Class Aa
Shares sold	193,821	557,710
Shares issued for dividends reinvested	53,674	89,988
Shares redeemed	(308,599)	(371,360)
Net Increase (Decrease) in Shares Outstanding	(61,104)	276,338
Class Ba
Shares sold	320	883
Shares issued for dividends reinvested	300	1,262
Shares redeemed	(19,488)	(57,999)
Net Increase (Decrease) in Shares Outstanding	(18,868)	(55,854)
Class C
Shares sold	10,167	49,551
Shares issued for dividends reinvested	2,073	3,092
Shares redeemed	(475)	(12,528)
Net Increase (Decrease) in Shares Outstanding	11,765	40,115

a During the period ended October 31, 2009, 7,144 Class B shares representing $115,503 were automatically converted to 7,141 Class A shares and during the period ended April 30, 2009, 20,116 Class B shares representing $320,354 were automatically converted to 20,113 Class A shares.

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2009			Year Ended April 30,

Class A Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	16.06	16.30	16.72	16.61	17.04	16.73
Investment Operations:
Investment income—net[a]	.35	.64	.65	.68	.69	.66
Net realized and unrealized
gain (loss) on investments	.51	(.24)	(.42)	.11	(.43)	.31
Total from Investment Operations	.86	.40	.23	.79	.26	.97
Distributions:
Dividends from
investment income—net	(.34)	(.64)	(.65)	(.68)	(.69)	(.66)
Net asset value, end of period	16.58	16.06	16.30	16.72	16.61	17.04
Total Return (%)[b]	5.40[c]	2.57	1.44	4.85	1.51	5.87
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.02[d]	1.05	1.18	1.16	1.11	1.06
Ratio of net expenses
to average net assets	1.00[d]	1.00	1.15	1.15	1.10	1.05
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	.16	.17	.12	.07
Ratio of net investment income
to average net assets	4.19[d]	4.04	3.97	4.09	4.06	3.88
Portfolio Turnover Rate	10.44[c]	26.99	18.22	18.14	41.99	36.57
Net Assets, end of period
($ x 1,000)	58,763	57,906	54,244	58,748	60,998	66,155

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2009			Year Ended April 30,

Class B Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	16.06	16.29	16.72	16.60	17.04	16.72
Investment Operations:
Investment income—net[a]	.29	.56	.56	.59	.60	.56
Net realized and unrealized
gain (loss) on investments	.52	(.23)	(.42)	.13	(.44)	.33
Total from Investment Operations	.81	.33	.14	.72	.16	.89
Distributions:
Dividends from
investment income—net	(.29)	(.56)	(.57)	(.60)	(.60)	(.57)
Net asset value, end of period	16.58	16.06	16.29	16.72	16.60	17.04
Total Return (%)[b]	5.09[c]	2.15	.86	4.38	.94	5.40
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.64[d]	1.63	1.74	1.68	1.63	1.58
Ratio of net expenses
to average net assets	1.57[d]	1.49	1.65	1.66	1.61	1.56
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	.16	.17	.12	.07
Ratio of net investment income
to average net assets	3.62[d]	3.57	3.45	3.58	3.55	3.37
Portfolio Turnover Rate	10.44[c]	26.99	18.22	18.14	41.99	36.57
Net Assets, end of period
($ x 1,000)	639	922	1,845	3,597	5,796	7,465

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

18

Six Months Ended
October 31, 2009			Year Ended April 30,

Class C Shares	(Unaudited)	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	16.05	16.29	16.71	16.60	17.03	16.71
Investment Operations:
Investment income—net[a]	.28	.52	.53	.56	.56	.53
Net realized and unrealized
gain (loss) on investments	.52	(.24)	(.42)	.11	(.43)	.32
Total from Investment Operations	.80	.28	.11	.67	.13	.85
Distributions:
Dividends from
investment income—net	(.28)	(.52)	(.53)	(.56)	(.56)	(.53)
Net asset value, end of period	16.57	16.05	16.29	16.71	16.60	17.03
Total Return (%)[b]	5.00[c]	1.80	.68	4.08	.76	5.16
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.78[d]	1.82	1.95	1.92	1.86	1.80
Ratio of net expenses
to average net assets	1.76[d]	1.75	1.90	1.90	1.84	1.79
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	.16	.17	.12	.07
Ratio of net investment income
to average net assets	3.43[d]	3.28	3.22	3.34	3.32	3.14
Portfolio Turnover Rate	10.44[c]	26.99	18.22	18.14	41.99	36.57
Net Assets, end of period
($ x 1,000)	3,118	2,831	2,219	2,397	2,887	3,314

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers nine series including the DreyfusVirginia Fund (the “fund”).The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

20

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Assets ($)
Investments in Securities:
Municipal Bonds	—	61,339,341	—	61,339,341

22

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,990,148 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2009. If not applied, $151,002 of the carryover expires in fiscal 2010, $939,844 expires in fiscal 2011, $79,117 expires in fiscal 2013 and $820,185 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2009 was as follows: tax exempt income $2,296,621. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 14, 2009, the $145 million unsecured credit facility with Citibank, N.A., was increased to $215 million and the fund continues participation in the $300 million unsecured credit facility provided by The Bank of New York Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

24

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2009, was approximately $5,800 with a related weighted average annualized interest rate of 1.47%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from May 1, 2009 through July 31, 2009 to reduce the management fee paid by the fund, if the fund’s aggregate expenses, excluding Rule 12b-1 distribution plan fees, taxes, brokerage fees, commitment fees, interest on borrowings and extraordinary expenses, exceeded an annual rate of 1% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $6,405 during the period ended October 31, 2009.

During the period ended October 31, 2009, the Distributor retained $1,451 from commissions earned on sales of the fund’s Class A shares and $4,274 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2009, Class B and Class C shares were charged $1,825 and $11,318, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2009, Class A, Class B and Class C shares were charged $75,405, $913 and $3,773, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2009, the fund was charged $10,207 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2009, the fund was charged $968 pursuant to the cash management agreement, which is included in Shareholder Servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2009, the fund was charged $6,808 pursuant to the custody agreement.

During the period ended October 31, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $29,741, Rule 12b-1 distribution plan fees $2,273, shareholder services plan fees $13,519, custodian fees $3,126, chief compliance officer fees $3,897 and transfer agency per account fees $3,270.

26

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2009, amounted to $7,041,799 and $6,409,068, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended October 31,2009. These disclosures did not impact the notes to the financial statements.

At October 31, 2009 accumulated net unrealized appreciation on investments was $3,427,742, consisting of $4,120,658 gross unrealized appreciation and $692,916 gross unrealized depreciation.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Plan of Reorganization:

On July 21, 2009, the Board of Trustees of the Trust approved and on November 19, 2009 the shareholders of the fund approved, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of the fund, and Dreyfus Municipal Funds, Inc. on behalf of Dreyfus AMT-Free Municipal Bond Fund, (the “Acquiring Fund”).The Agreement provides for the transfer of the fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund to the fund’s shareholders

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and the subsequent termination of the fund (the “Reorganization”). In anticipation of the Reorganization, effective August 25, 2009, the fund was closed to any investments for new accounts.The Reorganization will take place on or about January 19, 2010.

NOTE 6—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

28

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 21, 2009, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.The Board also considered the Manager’s brokerage policies and practices and the standards applied in seeking best execution.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s yield performance for the past ten one-year periods ended May 31 (2000-2009) was above or equal to the Performance Group median for the one-year periods ended May 31, 2000, 2006, 2007 and 2008 and below the median for the other reported periods, and that the fund’s yield performance was above or equal to the Performance Universe median for each reported time period.The Board members also noted that the fund’s total return performance for various periods ended May 31, 2009 was above the Performance Group median for the one-, two- and three-year periods, equal to the median for the four-year period, and below the median for the five- and ten-year periods. The Board members noted that the fund’s total return performance was above the Performance Universe median for each reported time period except the ten-year period, when it was equal to the median.The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years and the Board members noted that the fund outperformed its Lipper category average in seven of the past ten calendar years.

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s contractual management fee was

30

equal to the Performance Group median, and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was generally satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

32

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:	/s/ J. David Officer

J. David Officer,
President

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	December 23, 2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	December 23, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)